UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

JULY 31, 2012

LIVESTRONG® Income Portfolio

LIVESTRONG® 2015 Portfolio

LIVESTRONG® 2020 Portfolio

LIVESTRONG® 2025 Portfolio

LIVESTRONG® 2030 Portfolio

LIVESTRONG® 2035 Portfolio

LIVESTRONG® 2040 Portfolio

LIVESTRONG® 2045 Portfolio

LIVESTRONG® 2050 Portfolio

LIVESTRONG® 2055 Portfolio

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Portfolio Commentary	20
Portfolio Characteristics	24
Shareholder Fee Examples	26
Schedule of Investments	32
Statement of Assets and Liabilities	37
Statement of Operations	41
Statement of Changes in Net Assets	45
Notes to Financial Statements	50
Financial Highlights	76
Report of Independent Registered Public Accounting Firm	96
Management	97
Approval of Management Agreements	100
Additional Information	105

American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation® for rights to use the LIVESTRONG® name. For more information about the foundation, visit livestrong.org.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2012. Our report offers investment performance and portfolio information, presented with the expert perspective of our portfolio management team.

This report remains one of our most important vehicles for conveying information about fund returns, as well as market factors and strategies that affected fund performance. For additional, updated information, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Flight to Quality as Economic and Financial Uncertainties Resurfaced

During the second half of 2011 and the first half of 2012, the global economy and financial markets struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe. There were also questions about near-term growth levels in emerging economies such as China, and about possible sovereign debt defaults in southern Europe.

These near-term uncertainties manifested themselves in asset returns for the 12 months ended July 31, 2012. Assets perceived to be “safe-haven” investments rallied—the 30-year U.S. Treasury bond posted a 38% total return. At the other end of the spectrum, international stock returns for U.S. investors were undermined by a combination of risk-averse investing attitudes, weakening global economic growth, and a stronger U.S. dollar versus the euro and other currencies. Commodity prices also declined during the period.

Unfortunately, the instability that triggered much of this flight-to-quality trading remains largely in place, and the coming months may bring additional uncertainties about U.S. presidential election results and what might happen when U.S. tax cuts and other stimulative measures expire in 2013 (the “Fiscal Cliff”). In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,
Don Pratt

Performance

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
LIVESTRONG Income Portfolio
Investor Class	ARTOX	5.81%	4.07%	5.28%	8/31/04
Russell 3000 Index	—	7.33%	1.29%	5.39%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	6.91%	5.59%	—
Institutional Class	ATTIX	5.92%	4.28%	5.49%	8/31/04
A Class(1) No sales charge* With sales charge*	ARTAX	5.46% -0.65%	3.82% 2.60%	5.01% 4.23%	8/31/04
C Class	ATTCX	4.69%	—	7.01%	3/1/10
R Class	ARSRX	5.20%	3.54%	4.74%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2015 Portfolio
Investor Class	ARFIX	5.63%	3.70%	5.83%	8/31/04
Russell 3000 Index	—	7.33%	1.29%	5.39%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	6.91%	5.59%	—
Institutional Class	ARNIX	5.83%	3.90%	6.04%	8/31/04
A Class(1) No sales charge* With sales charge*	ARFAX	5.28% -0.74%	3.44% 2.22%	5.57% 4.78%	8/31/04
C Class	AFNCX	4.50%	—	7.28%	3/1/10
R Class	ARFRX	5.02%	3.17%	5.30%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
LIVESTRONG 2020 Portfolio
Investor Class	ARBVX	5.27%	3.39%	5/30/08
Russell 3000 Index	—	7.33%	1.92%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	6.76%	—
Institutional Class	ARBSX	5.48%	3.59%	5/30/08
A Class(1) No sales charge* With sales charge*	ARBMX	4.92% -1.10%	3.12% 1.67%	5/30/08
C Class	ARNCX	4.23%	7.55%	3/1/10
R Class	ARBRX	4.76%	2.88%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2025 Portfolio
Investor Class	ARWIX	4.99%	3.08%	6.08%	8/31/04
Russell 3000 Index	—	7.33%	1.29%	5.39%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	6.91%	5.59%	—
Institutional Class	ARWFX	5.20%	3.27%	6.28%	8/31/04
A Class(1) No sales charge* With sales charge*	ARWAX	4.73% -1.30%	2.81% 1.60%	5.81% 5.02%	8/31/04
C Class	ARWCX	3.87%	—	7.71%	3/1/10
R Class	ARWRX	4.48%	2.55%	5.55%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
LIVESTRONG 2030 Portfolio
Investor Class	ARCVX	4.60%	2.52%	5/30/08
Russell 3000 Index	—	7.33%	1.92%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	6.76%	—
Institutional Class	ARCSX	4.71%	2.70%	5/30/08
A Class(1) No sales charge* With sales charge*	ARCMX	4.25% -1.75%	2.23% 0.79%	5/30/08
C Class	ARWOX	3.57%	7.78%	3/1/10
R Class	ARCRX	3.99%	1.99%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2035 Portfolio
Investor Class	ARYIX	4.26%	2.18%	6.14%	8/31/04
Russell 3000 Index	—	7.33%	1.29%	5.39%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	6.91%	5.59%	—
Institutional Class	ARLIX	4.46%	2.38%	6.36%	8/31/04
A Class(1) No sales charge* With sales charge*	ARYAX	4.00% -1.96%	1.91% 0.71%	5.88% 5.09%	8/31/04
C Class	ARLCX	3.31%	—	8.02%	3/1/10
R Class	ARYRX	3.83%	1.67%	5.62%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
LIVESTRONG 2040 Portfolio
Investor Class	ARDVX	4.05%	2.14%	5/30/08
Russell 3000 Index	—	7.33%	1.92%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	6.76%	—
Institutional Class	ARDSX	4.26%	2.34%	5/30/08
A Class(1) No sales charge* With sales charge*	ARDMX	3.80% -2.21%	1.90% 0.46%	5/30/08
C Class	ARNOX	2.93%	8.19%	3/1/10
R Class	ARDRX	3.54%	1.64%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2045 Portfolio
Investor Class	AROIX	3.76%	1.66%	6.13%	8/31/04
Russell 3000 Index	—	7.33%	1.29%	5.39%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	6.91%	5.59%	—
Institutional Class	AOOIX	4.04%	1.87%	6.34%	8/31/04
A Class(1) No sales charge* With sales charge*	AROAX	3.59% -2.39%	1.41% 0.21%	5.87% 5.08%	8/31/04
C Class	AROCX	2.82%	—	8.28%	3/1/10
R Class	ARORX	3.33%	1.17%	5.61%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
LIVESTRONG 2050 Portfolio
Investor Class	ARFVX	3.67%	1.36%	5/30/08
Russell 3000 Index	—	7.33%	1.92%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	6.76%	—
Institutional Class	ARFSX	3.87%	1.58%	5/30/08
A Class(1) No sales charge* With sales charge*	ARFMX	3.41% -2.51%	1.12% -0.31%	5/30/08
C Class	ARFDX	2.64%	8.32%	3/1/10
R Class	ARFWX	3.16%	0.87%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
LIVESTRONG 2055 Portfolio
Investor Class	AREVX	3.78%	2.20%	3/31/11
Russell 3000 Index	—	7.33%	3.61%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	8.47%	—
Institutional Class	ARENX	4.04%	2.39%	3/31/11
A Class No sales charge* With sales charge*	AREMX	3.49% -2.42%	1.91% -2.51%	3/31/11
C Class	AREFX	2.81%	1.18%	3/31/11
R Class	AREOX	3.29%	1.69%	3/31/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of LIVESTRONG Income Portfolio — Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2015 Portfolio — Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of LIVESTRONG 2020 Portfolio — Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2025 Portfolio — Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of LIVESTRONG 2030 Portfolio — Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2035 Portfolio — Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of LIVESTRONG 2040 Portfolio — Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2045 Portfolio — Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of LIVESTRONG 2050 Portfolio — Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2055 Portfolio — Investor Class
$10,000 investment made March 31, 2011

*From 3/31/11, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	A Class	C Class	R Class
LIVESTRONG Income Portfolio	0.75%	0.55%	1.00%	1.75%	1.25%
LIVESTRONG 2015 Portfolio	0.78%	0.58%	1.03%	1.78%	1.28%
LIVESTRONG 2020 Portfolio	0.81%	0.61%	1.06%	1.81%	1.31%
LIVESTRONG 2025 Portfolio	0.83%	0.63%	1.08%	1.83%	1.33%
LIVESTRONG 2030 Portfolio	0.86%	0.66%	1.11%	1.86%	1.36%
LIVESTRONG 2035 Portfolio	0.89%	0.69%	1.14%	1.89%	1.39%
LIVESTRONG 2040 Portfolio	0.92%	0.72%	1.17%	1.92%	1.42%
LIVESTRONG 2045 Portfolio	0.93%	0.73%	1.18%	1.93%	1.43%
LIVESTRONG 2050 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%
LIVESTRONG 2055 Portfolio	0.98%	0.78%	1.23%	1.98%	1.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

Portfolio Managers: Enrique Chang, Scott Wittman, Rich Weiss, and Scott Wilson

In April 2012, portfolio manager Irina Torelli left American Century Investments.

Performance Summary

Each of the ten LIVESTRONG Portfolios advanced for the fiscal year ended July 31, 2012, with returns ranging from 3.67%* for LIVESTRONG 2050 Portfolio to 5.81% for LIVESTRONG Income Portfolio (see pages 4–18 for more detailed performance information). The gains for the 12-month period reflected positive returns in the U.S. stock and bond markets, tempered by declines in international stocks and bonds.

Because of LIVESTRONG Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Stock Market Review

The U.S. stock market faced significant volatility during the 12 months ended July 31, 2012, but ultimately posted positive overall returns. As the reporting period began, stocks were in the midst of an accelerating market decline as evidence of a slowdown in U.S. economic activity and a worsening sovereign debt crisis in Europe put downward pressure on the equity market.

In early October, however, the stock market bottomed and reversed course, enjoying a substantial rebound through the fourth quarter of 2011 and first quarter of 2012. Investors grew more optimistic as signs of improving economic activity—including a three-year low in the unemployment rate—quashed recession fears. Another positive factor was better news out of Europe as the European Central Bank provided long-term financing to the debt markets and support for the Continent’s banking sector.

The final four months of the period brought more volatility as the headwinds facing the equity market at the start of the period returned to the forefront. Evidence of slowing economic activity in the U.S. and adverse developments in Europe—including political turmoil in Greece and troubled banks in Spain—buffeted the market, ultimately sending stocks lower.

Overall, however, domestic stocks advanced for the 12 months, though there was a divergence in performance as large-cap stocks posted solid gains, while mid- and small-cap issues produced modest returns (see the table on the next page). Growth and value stocks were also mixed—growth issues outperformed among large-cap stocks, while value shares held up better in the mid- and small-cap segments of the market.

*All fund returns referenced in this commentary are for Investor Class shares.

Market Index Total Returns
For the 12 months ended July 31, 2012
U.S. Stocks
Russell 1000 Index (Large-Cap)	7.96%
Russell Midcap Index	2.28%
Russell 2000 Index (Small-Cap)	0.19%
International Stocks
MSCI EAFE Index	-11.45%
MSCI Emerging Markets Index	-13.93%
U.S. Fixed Income
Barclays U.S. Aggregate Bond Index (multi-sector)	7.25%
Barclays U.S. Corporate Bond Index (investment-grade)	10.09%
Barclays U.S. Corporate High-Yield Bond Index	8.06%
Barclays U.S. MBS Index (mortgage-backed securities)	4.84%
Barclays U.S. Treasury Bond Index	8.17%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	9.49%
International Bonds
Barclays Global Treasury ex-U.S. Bond Index	-0.68%

In contrast to the domestic market, international stocks declined sharply for the 12-month period. International equity markets were adversely impacted by the turbulent events in Europe—a possible sovereign debt default in Greece; the spread of the contagion to larger, fiscally troubled European countries such as Italy and Spain; efforts by the European authorities to support the debt markets and financial sector; and renewed political turmoil and faltering banks toward the end of the period. In addition, a number of European countries faced recessions, brought on in part by austerity measures intended to bring fiscal deficits under control. In this environment, European bourses suffered the most significant declines—markets in Greece, Portugal, and Spain fell the most, while Ireland and Belgium held up best. In the Asia/Pacific region, New Zealand and Australia were the best-performing markets, while the Japanese market declined the most.

Bond Market Review

U.S. bonds posted solid gains for the 12-month period as interest rates fell sharply. Treasury bonds led the market’s advance early in the period as weaker economic growth and worsening European sovereign debt problems led to a flight to quality. In addition, the Federal Reserve introduced “Operation Twist,” which was designed to lower long-term borrowing rates and stimulate more economic activity. This course of action provided a further lift to longer-term Treasury securities.

Market leadership shifted in late 2011 and early 2012, when better economic growth and improving conditions in Europe provided a boost to credit-related sectors of the bond market. In particular, corporate bonds (both investment-grade and high-yield) and commercial mortgage-backed securities outperformed throughout the fourth quarter of 2011 and first quarter of 2012.

During the last four months of the period, Treasury bonds benefited from flight-to-quality demand, with yields falling to historic lows amid lackluster economic data and renewed turmoil in Europe. However, corporate bonds also fared well as investors sought higher-yielding investments in a low interest rate environment.

International bond markets rallied sharply for the 12 months as bond yields fell around the globe, with yields in many countries approaching record lows. The main exceptions were peripheral European countries such as Greece, Spain, and Italy, where concerns about fiscal deficits led to higher bond yields. For U.S. investors, however, the positive performance in international bond markets was erased by a stronger U.S. dollar, which reduces foreign investment returns for U.S. investors. The end result was a slightly negative overall return for unhedged international bonds.

Fund Information

Each LIVESTRONG Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See pages 24–25 for the specific underlying fund allocations for each LIVESTRONG Portfolio.) Each LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. LIVESTRONG Income Portfolio is generally intended for investors near, at, or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date LIVESTRONG Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each LIVESTRONG Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and money market funds. By the time each LIVESTRONG Portfolio reaches its target year, its target asset mix will become fixed and match that of LIVESTRONG Income Portfolio.

Portfolio Performance

Within each LIVESTRONG Portfolio, almost all of the domestic equity funds produced positive returns for the 12-month period. Real Estate Fund, which invests in real estate investment trusts, was the top performer, gaining approximately 15% for the reporting period. NT Large Company Value Fund and NT Equity Growth Fund also fared well, generating returns of nearly 10%. The only exception among domestic equity funds was NT Vista Fund, a mid-cap growth fund, which declined modestly for the 12 months.

Reflecting the meaningful decline in international equity markets, LIVESTRONG Portfolios’ two international stock holdings—NT International Growth Fund and NT Emerging Markets Fund—posted double-digit declines for the reporting period.

Among LIVESTRONG Portfolios’ fixed-income components, the leading performer was Inflation-Adjusted Bond Fund, which gained more than 9% for the 12-month period. High-Yield Fund also generated solid gains, while International Bond Fund declined slightly.

NT Diversified Bond Fund (the largest fixed-income holding in each LIVESTRONG Portfolio) outperformed the broad bond market indices during the 12-month period. Sector allocation added value, particularly overweight positions in corporate bonds and commercial mortgage-backed securities. However, an underweight position in Treasury securities weighed on results.

In late 2011, we added NT Core Equity Plus Fund to each LIVESTRONG Portfolio’s asset mix. This fund is managed to have 100% net exposure to stocks by investing approximately 130% of its net assets in long positions, while 30% of its net assets are sold short. The proceeds from the securities sold short are used to fund the purchase of the additional 30% of long positions.

Outlook

Our view on the U.S. economy has changed very little, despite all the ups and downs in economic expectations over the past couple of years. We continue to see a subpar recovery, with economic growth of 1% to 3%. Although we no longer see the housing market as a drag on the economy, employment is still a concern and manufacturing activity appears to be slowing. Meanwhile, inflation in the U.S. remains tame amid weaker economic data and falling commodity prices. While we see a number of factors that argue for higher inflation down the road, the lack of current inflationary pressure gives the Federal Reserve room to act should economic conditions weaken further.

Given this backdrop, we believe equities are attractive relative to bonds and cash-equivalent investments, primarily as a result of stocks’ greater earnings yield versus historically low money market and bond yields. But this attractiveness is mitigated by uncertainty regarding the economy and corporate earnings.

These market dynamics, and the constantly changing investment environment, reinforce our belief that broad-based diversification among asset classes and within asset classes is essential to long-term investing success.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2012
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Equity
NT Core Equity Plus Fund	3.0%	3.0%	3.0%	3.0%	3.2%
NT Equity Growth Fund	9.9%	9.7%	9.4%	9.2%	9.2%
NT Growth Fund	6.4%	7.1%	8.1%	9.6%	11.5%
NT Large Company Value Fund	11.0%	11.0%	11.2%	11.5%	12.2%
NT Mid Cap Value Fund	4.0%	4.3%	5.1%	5.5%	5.2%
NT Small Company Fund	2.0%	2.0%	2.0%	2.7%	3.7%
NT VistaSM Fund	2.5%	3.0%	4.0%	4.7%	5.0%
Real Estate Fund	1.0%	1.1%	1.4%	1.6%	1.9%
NT Emerging Markets Fund	—	0.6%	1.7%	2.6%	3.0%
NT International Growth Fund	5.0%	5.4%	6.4%	7.4%	8.9%
Total Equity	44.8%	47.2%	52.3%	57.8%	63.8%
Fixed Income
High-Yield Fund	3.8%	3.8%	3.6%	3.4%	3.0%
Inflation-Adjusted Bond Fund	7.6%	7.5%	7.2%	6.7%	6.0%
NT Diversified Bond Fund	26.7%	26.1%	25.1%	23.3%	20.9%
International Bond Fund	7.1%	6.6%	5.5%	3.8%	1.3%
Total Fixed Income	45.2%	44.0%	41.4%	37.2%	31.2%
Premium Money Market Fund	10.0%	8.8%	6.3%	5.0%	5.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.
(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2012
	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Equity
NT Core Equity Plus Fund	3.3%	3.7%	4.5%	4.5%	4.5%
NT Equity Growth Fund	9.7%	10.2%	10.2%	10.5%	10.7%
NT Growth Fund	13.0%	14.0%	14.7%	15.0%	15.2%
NT Large Company Value Fund	13.0%	14.0%	14.8%	15.2%	15.5%
NT Mid Cap Value Fund	5.9%	6.9%	7.2%	7.4%	7.5%
NT Small Company Fund	4.1%	4.0%	4.3%	4.7%	5.0%
NT VistaSM Fund	5.8%	6.8%	7.2%	7.3%	7.4%
Real Estate Fund	2.1%	2.4%	2.6%	2.9%	3.0%
NT Emerging Markets Fund	3.6%	4.7%	5.5%	6.3%	6.6%
NT International Growth Fund	9.9%	10.0%	10.0%	9.7%	9.6%
Total Equity	70.4%	76.7%	81.0%	83.5%	85.0%
Fixed Income
High-Yield Fund	2.5%	2.2%	1.9%	1.6%	1.5%
Inflation-Adjusted Bond Fund	5.2%	4.4%	3.8%	3.3%	3.0%
NT Diversified Bond Fund	18.1%	15.5%	13.3%	11.6%	10.5%
Total Fixed Income	25.8%	22.1%	19.0%	16.5%	15.0%
Premium Money Market Fund	3.8%	1.2%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.
(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period(1) 2/1/12 – 7/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/12 – 7/31/12	Effective Annualized Expense Ratio(2)
LIVESTRONG Income Portfolio
Actual
Investor Class	$1,000	$1,033.20	$1.06	0.21%	$3.94	0.78%
Institutional Class	$1,000	$1,034.20	$0.05	0.01%	$2.93	0.58%
A Class	$1,000	$1,031.20	$2.32	0.46%	$5.20	1.03%
C Class	$1,000	$1,027.70	$6.10	1.21%	$8.97	1.78%
R Class	$1,000	$1,030.00	$3.58	0.71%	$6.46	1.28%
Hypothetical
Investor Class	$1,000	$1,023.82	$1.06	0.21%	$3.92	0.78%
Institutional Class	$1,000	$1,024.81	$0.05	0.01%	$2.92	0.58%
A Class	$1,000	$1,022.58	$2.31	0.46%	$5.17	1.03%
C Class	$1,000	$1,018.85	$6.07	1.21%	$8.92	1.78%
R Class	$1,000	$1,021.33	$3.57	0.71%	$6.42	1.28%
LIVESTRONG 2015 Portfolio
Actual
Investor Class	$1,000	$1,033.70	$1.06	0.21%	$4.05	0.80%
Institutional Class	$1,000	$1,034.50	$0.05	0.01%	$3.04	0.60%
A Class	$1,000	$1,032.00	$2.32	0.46%	$5.30	1.05%
C Class	$1,000	$1,027.80	$6.10	1.21%	$9.08	1.80%
R Class	$1,000	$1,030.40	$3.58	0.71%	$6.56	1.30%
Hypothetical
Investor Class	$1,000	$1,023.82	$1.06	0.21%	$4.02	0.80%
Institutional Class	$1,000	$1,024.81	$0.05	0.01%	$3.02	0.60%
A Class	$1,000	$1,022.58	$2.31	0.46%	$5.27	1.05%
C Class	$1,000	$1,018.85	$6.07	1.21%	$9.02	1.80%
R Class	$1,000	$1,021.33	$3.57	0.71%	$6.52	1.30%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period(1) 2/1/12 – 7/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/12 – 7/31/12	Effective Annualized Expense Ratio(2)
LIVESTRONG 2020 Portfolio
Actual
Investor Class	$1,000	$1,034.00	$1.06	0.21%	$4.15	0.82%
Institutional Class	$1,000	$1,035.00	$0.05	0.01%	$3.14	0.62%
A Class	$1,000	$1,032.10	$2.32	0.46%	$5.41	1.07%
C Class	$1,000	$1,029.10	$6.10	1.21%	$9.18	1.82%
R Class	$1,000	$1,031.10	$3.59	0.71%	$6.67	1.32%
Hypothetical
Investor Class	$1,000	$1,023.82	$1.06	0.21%	$4.12	0.82%
Institutional Class	$1,000	$1,024.81	$0.05	0.01%	$3.12	0.62%
A Class	$1,000	$1,022.58	$2.31	0.46%	$5.37	1.07%
C Class	$1,000	$1,018.85	$6.07	1.21%	$9.12	1.82%
R Class	$1,000	$1,021.33	$3.57	0.71%	$6.62	1.32%
LIVESTRONG 2025 Portfolio
Actual
Investor Class	$1,000	$1,034.00	$1.01	0.20%	$4.35	0.86%
Institutional Class	$1,000	$1,034.90	$0.00	0.00%(3)	$3.34	0.66%
A Class	$1,000	$1,033.20	$2.27	0.45%	$5.61	1.11%
C Class	$1,000	$1,029.00	$6.05	1.20%	$9.38	1.86%
R Class	$1,000	$1,031.60	$3.54	0.70%	$6.87	1.36%
Hypothetical
Investor Class	$1,000	$1,023.87	$1.01	0.20%	$4.32	0.86%
Institutional Class	$1,000	$1,024.86	$0.00	0.00%(3)	$3.32	0.66%
A Class	$1,000	$1,022.63	$2.26	0.45%	$5.57	1.11%
C Class	$1,000	$1,018.90	$6.02	1.20%	$9.32	1.86%
R Class	$1,000	$1,021.38	$3.52	0.70%	$6.82	1.36%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period(1) 2/1/12 – 7/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/12 – 7/31/12	Effective Annualized Expense Ratio(2)
LIVESTRONG 2030 Portfolio
Actual
Investor Class	$1,000	$1,033.80	$1.06	0.21%	$4.40	0.87%
Institutional Class	$1,000	$1,034.80	$0.05	0.01%	$3.39	0.67%
A Class	$1,000	$1,032.80	$2.32	0.46%	$5.66	1.12%
C Class	$1,000	$1,028.80	$6.10	1.21%	$9.43	1.87%
R Class	$1,000	$1,030.80	$3.58	0.71%	$6.92	1.37%
Hypothetical
Investor Class	$1,000	$1,023.82	$1.06	0.21%	$4.37	0.87%
Institutional Class	$1,000	$1,024.81	$0.05	0.01%	$3.37	0.67%
A Class	$1,000	$1,022.58	$2.31	0.46%	$5.62	1.12%
C Class	$1,000	$1,018.85	$6.07	1.21%	$9.37	1.87%
R Class	$1,000	$1,021.33	$3.57	0.71%	$6.87	1.37%
LIVESTRONG 2035 Portfolio
Actual
Investor Class	$1,000	$1,033.90	$1.06	0.21%	$4.65	0.92%
Institutional Class	$1,000	$1,035.50	$0.05	0.01%	$3.64	0.72%
A Class	$1,000	$1,032.30	$2.32	0.46%	$5.91	1.17%
C Class	$1,000	$1,029.90	$6.11	1.21%	$9.69	1.92%
R Class	$1,000	$1,032.30	$3.59	0.71%	$7.18	1.42%
Hypothetical
Investor Class	$1,000	$1,023.82	$1.06	0.21%	$4.62	0.92%
Institutional Class	$1,000	$1,024.81	$0.05	0.01%	$3.62	0.72%
A Class	$1,000	$1,022.58	$2.31	0.46%	$5.87	1.17%
C Class	$1,000	$1,018.85	$6.07	1.21%	$9.62	1.92%
R Class	$1,000	$1,021.33	$3.57	0.71%	$7.12	1.42%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period(1) 2/1/12 – 7/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/12 – 7/31/12	Effective Annualized Expense Ratio(2)
LIVESTRONG 2040 Portfolio
Actual
Investor Class	$1,000	$1,034.10	$1.06	0.21%	$4.80	0.95%
Institutional Class	$1,000	$1,036.10	$0.05	0.01%	$3.80	0.75%
A Class	$1,000	$1,034.10	$2.33	0.46%	$6.07	1.20%
C Class	$1,000	$1,029.10	$6.10	1.21%	$9.84	1.95%
R Class	$1,000	$1,032.10	$3.59	0.71%	$7.33	1.45%
Hypothetical
Investor Class	$1,000	$1,023.82	$1.06	0.21%	$4.77	0.95%
Institutional Class	$1,000	$1,024.81	$0.05	0.01%	$3.77	0.75%
A Class	$1,000	$1,022.58	$2.31	0.46%	$6.02	1.20%
C Class	$1,000	$1,018.85	$6.07	1.21%	$9.77	1.95%
R Class	$1,000	$1,021.33	$3.57	0.71%	$7.27	1.45%
LIVESTRONG 2045 Portfolio
Actual
Investor Class	$1,000	$1,034.60	$1.06	0.21%	$5.01	0.99%
Institutional Class	$1,000	$1,035.40	$0.05	0.01%	$4.00	0.79%
A Class	$1,000	$1,033.90	$2.33	0.46%	$6.27	1.24%
C Class	$1,000	$1,029.80	$6.11	1.21%	$10.04	1.99%
R Class	$1,000	$1,032.20	$3.59	0.71%	$7.53	1.49%
Hypothetical
Investor Class	$1,000	$1,023.82	$1.06	0.21%	$4.97	0.99%
Institutional Class	$1,000	$1,024.81	$0.05	0.01%	$3.97	0.79%
A Class	$1,000	$1,022.58	$2.31	0.46%	$6.22	1.24%
C Class	$1,000	$1,018.85	$6.07	1.21%	$9.97	1.99%
R Class	$1,000	$1,021.33	$3.57	0.71%	$7.47	1.49%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period(1) 2/1/12 – 7/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/12 – 7/31/12	Effective Annualized Expense Ratio(2)
LIVESTRONG 2050 Portfolio
Actual
Investor Class	$1,000	$1,033.90	$1.06	0.21%	$5.06	1.00%
Institutional Class	$1,000	$1,035.90	$0.05	0.01%	$4.05	0.80%
A Class	$1,000	$1,033.90	$2.33	0.46%	$6.32	1.25%
C Class	$1,000	$1,029.70	$6.11	1.21%	$10.09	2.00%
R Class	$1,000	$1,031.80	$3.59	0.71%	$7.58	1.50%
Hypothetical
Investor Class	$1,000	$1,023.82	$1.06	0.21%	$5.02	1.00%
Institutional Class	$1,000	$1,024.81	$0.05	0.01%	$4.02	0.80%
A Class	$1,000	$1,022.58	$2.31	0.46%	$6.27	1.25%
C Class	$1,000	$1,018.85	$6.07	1.21%	$10.02	2.00%
R Class	$1,000	$1,021.33	$3.57	0.71%	$7.52	1.50%
LIVESTRONG 2055 Portfolio
Actual
Investor Class	$1,000	$1,035.60	$1.01	0.20%	$5.06	1.00%
Institutional Class	$1,000	$1,036.60	$0.00	0.00%(3)	$4.05	0.80%
A Class	$1,000	$1,033.50	$2.28	0.45%	$6.32	1.25%
C Class	$1,000	$1,030.50	$6.06	1.20%	$10.10	2.00%
R Class	$1,000	$1,032.50	$3.54	0.70%	$7.58	1.50%
Hypothetical
Investor Class	$1,000	$1,023.87	$1.01	0.20%	$5.02	1.00%
Institutional Class	$1,000	$1,024.86	$0.00	0.00%(3)	$4.02	0.80%
A Class	$1,000	$1,022.63	$2.26	0.45%	$6.27	1.25%
C Class	$1,000	$1,018.90	$6.02	1.20%	$10.02	2.00%
R Class	$1,000	$1,021.38	$3.52	0.70%	$7.52	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

Schedule of Investments

JULY 31, 2012
	Shares	Value
LIVESTRONG Income Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.8%
NT Core Equity Plus Fund Institutional Class	943,431	$10,396,608
NT Equity Growth Fund Institutional Class	3,359,605	34,570,334
NT Growth Fund Institutional Class	1,786,456	22,473,621
NT Large Company Value Fund Institutional Class	4,177,117	38,095,305
NT Mid Cap Value Fund Institutional Class	1,402,010	13,809,803
NT Small Company Fund Institutional Class	839,198	6,914,989
NT Vista Fund Institutional Class	834,795	8,615,079
Real Estate Fund Institutional Class	146,969	3,472,869
		138,348,608
DOMESTIC FIXED INCOME FUNDS — 38.1%
High-Yield Fund Institutional Class	2,165,914	13,233,737
Inflation-Adjusted Bond Fund Institutional Class	1,982,806	26,529,949
NT Diversified Bond Fund Institutional Class	8,257,704	92,651,437
		132,415,123
MONEY MARKET FUNDS — 10.0%
Premium Money Market Fund Investor Class	34,761,888	34,761,888
INTERNATIONAL FIXED INCOME FUNDS — 7.1%
International Bond Fund Institutional Class	1,679,263	24,483,660
INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund Institutional Class	1,922,365	17,358,955
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $295,111,807)		347,368,234
OTHER ASSETS AND LIABILITIES†		127,326
TOTAL NET ASSETS — 100.0%		$347,495,560

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
LIVESTRONG 2015 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 41.2%
NT Core Equity Plus Fund Institutional Class	2,390,599	$26,344,404
NT Equity Growth Fund Institutional Class	8,301,220	85,419,559
NT Growth Fund Institutional Class	4,959,081	62,385,243
NT Large Company Value Fund Institutional Class	10,584,839	96,533,730
NT Mid Cap Value Fund Institutional Class	3,890,798	38,324,363
NT Small Company Fund Institutional Class	2,126,736	17,524,304
NT Vista Fund Institutional Class	2,539,034	26,202,832
Real Estate Fund Institutional Class	420,775	9,942,910
		362,677,345
DOMESTIC FIXED INCOME FUNDS — 37.4%
High-Yield Fund Institutional Class	5,414,715	33,083,910
Inflation-Adjusted Bond Fund Institutional Class	4,956,388	66,316,471
NT Diversified Bond Fund Institutional Class	20,502,259	230,035,344
		329,435,725
MONEY MARKET FUNDS — 8.8%
Premium Money Market Fund Investor Class	77,061,666	77,061,666
INTERNATIONAL FIXED INCOME FUNDS — 6.6%
International Bond Fund Institutional Class	3,979,540	58,021,686
INTERNATIONAL EQUITY FUNDS — 6.0%
NT Emerging Markets Fund Institutional Class	601,196	5,555,055
NT International Growth Fund Institutional Class	5,231,088	47,236,723
		52,791,778
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $765,247,392)		879,988,200
OTHER ASSETS AND LIABILITIES†		35,561
TOTAL NET ASSETS — 100.0%		$880,023,761

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2020 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 44.2%
NT Core Equity Plus Fund Institutional Class	1,527,327	$16,831,144
NT Equity Growth Fund Institutional Class	5,166,501	53,163,294
NT Growth Fund Institutional Class	3,612,565	45,446,073
NT Large Company Value Fund Institutional Class	6,915,890	63,072,916
NT Mid Cap Value Fund Institutional Class	2,904,792	28,612,198
NT Small Company Fund Institutional Class	1,358,447	11,193,603
NT Vista Fund Institutional Class	2,161,742	22,309,177
Real Estate Fund Institutional Class	328,371	7,759,409
		248,387,814
DOMESTIC FIXED INCOME FUNDS — 35.9%
High-Yield Fund Institutional Class	3,304,070	20,187,870
Inflation-Adjusted Bond Fund Institutional Class	3,033,421	40,587,172
NT Diversified Bond Fund Institutional Class	12,561,991	140,945,538
		201,720,580
INTERNATIONAL EQUITY FUNDS — 8.1%
NT Emerging Markets Fund Institutional Class	1,067,325	9,862,086
NT International Growth Fund Institutional Class	3,971,338	35,861,183
		45,723,269
MONEY MARKET FUNDS — 6.3%
Premium Money Market Fund Investor Class	35,177,103	35,177,103
INTERNATIONAL FIXED INCOME FUNDS — 5.5%
International Bond Fund Institutional Class	2,136,745	31,153,748
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $492,059,841)		562,162,514
OTHER ASSETS AND LIABILITIES†		130,047
TOTAL NET ASSETS — 100.0%		$562,292,561

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
LIVESTRONG 2025 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 47.8%
NT Core Equity Plus Fund Institutional Class	3,250,717	$35,822,899
NT Equity Growth Fund Institutional Class	10,766,551	110,787,814
NT Growth Fund Institutional Class	9,110,642	114,611,872
NT Large Company Value Fund Institutional Class	15,112,679	137,827,636
NT Mid Cap Value Fund Institutional Class	6,643,037	65,433,915
NT Small Company Fund Institutional Class	3,947,074	32,523,888
NT Vista Fund Institutional Class	5,408,310	55,813,757
Real Estate Fund Institutional Class	825,369	19,503,458
		572,325,239
DOMESTIC FIXED INCOME FUNDS — 33.4%
High-Yield Fund Institutional Class	6,578,085	40,192,101
Inflation-Adjusted Bond Fund Institutional Class	6,003,576	80,327,848
NT Diversified Bond Fund Institutional Class	24,854,951	278,872,553
		399,392,502
INTERNATIONAL EQUITY FUNDS — 10.0%
NT Emerging Markets Fund Institutional Class	3,283,139	30,336,206
NT International Growth Fund Institutional Class	9,828,946	88,755,386
		119,091,592
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	59,881,950	59,881,950
INTERNATIONAL FIXED INCOME FUNDS — 3.8%
International Bond Fund Institutional Class	3,098,722	45,179,373
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,030,943,601)		1,195,870,656
OTHER ASSETS AND LIABILITIES†		402,158
TOTAL NET ASSETS — 100.0%		$1,196,272,814

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2030 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 51.9%
NT Core Equity Plus Fund Institutional Class	1,491,503	$16,436,364
NT Equity Growth Fund Institutional Class	4,534,797	46,663,057
NT Growth Fund Institutional Class	4,612,041	58,019,477
NT Large Company Value Fund Institutional Class	6,782,795	61,859,088
NT Mid Cap Value Fund Institutional Class	2,685,003	26,447,278
NT Small Company Fund Institutional Class	2,253,093	18,565,487
NT Vista Fund Institutional Class	2,435,953	25,139,035
Real Estate Fund Institutional Class	403,233	9,528,404
		262,658,190
DOMESTIC FIXED INCOME FUNDS — 29.9%
High-Yield Fund Institutional Class	2,520,709	15,401,533
Inflation-Adjusted Bond Fund Institutional Class	2,284,960	30,572,770
NT Diversified Bond Fund Institutional Class	9,420,248	105,695,183
		151,669,486
INTERNATIONAL EQUITY FUNDS — 11.9%
NT Emerging Markets Fund Institutional Class	1,649,273	15,239,285
NT International Growth Fund Institutional Class	4,982,532	44,992,262
		60,231,547
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	25,366,804	25,366,804
INTERNATIONAL FIXED INCOME FUNDS — 1.3%
International Bond Fund Institutional Class	437,707	6,381,761
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $442,378,194)		506,307,788
OTHER ASSETS AND LIABILITIES†		97,010
TOTAL NET ASSETS — 100.0%		$506,404,798

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
LIVESTRONG 2035 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 56.9%
NT Core Equity Plus Fund Institutional Class	2,518,988	$27,759,246
NT Equity Growth Fund Institutional Class	8,074,607	83,087,709
NT Growth Fund Institutional Class	8,807,150	110,793,953
NT Large Company Value Fund Institutional Class	12,167,453	110,967,169
NT Mid Cap Value Fund Institutional Class	5,080,596	50,043,866
NT Small Company Fund Institutional Class	4,292,075	35,366,698
NT Vista Fund Institutional Class	4,840,447	49,953,408
Real Estate Fund Institutional Class	771,440	18,229,116
		486,201,165
DOMESTIC FIXED INCOME FUNDS — 25.8%
High-Yield Fund Institutional Class	3,581,135	21,880,732
Inflation-Adjusted Bond Fund Institutional Class	3,322,924	44,460,721
NT Diversified Bond Fund Institutional Class	13,768,000	154,476,955
		220,818,408
INTERNATIONAL EQUITY FUNDS — 13.5%
NT Emerging Markets Fund Institutional Class	3,369,064	31,130,154
NT International Growth Fund Institutional Class	9,351,486	84,443,915
		115,574,069
MONEY MARKET FUNDS — 3.8%
Premium Money Market Fund Investor Class	32,036,485	32,036,485
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $745,350,542)		854,630,127
OTHER ASSETS AND LIABILITIES†		27,106
TOTAL NET ASSETS — 100.0%		$854,657,233

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2040 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 62.0%
NT Core Equity Plus Fund Institutional Class	1,105,545	$12,183,106
NT Equity Growth Fund Institutional Class	3,225,417	33,189,544
NT Growth Fund Institutional Class	3,607,363	45,380,632
NT Large Company Value Fund Institutional Class	4,984,032	45,454,376
NT Mid Cap Value Fund Institutional Class	2,260,844	22,269,316
NT Small Company Fund Institutional Class	1,573,431	12,965,069
NT Vista Fund Institutional Class	2,153,929	22,228,545
Real Estate Fund Institutional Class	327,896	7,748,179
		201,418,767
DOMESTIC FIXED INCOME FUNDS — 22.1%
High-Yield Fund Institutional Class	1,159,364	7,083,714
Inflation-Adjusted Bond Fund Institutional Class	1,063,741	14,232,850
NT Diversified Bond Fund Institutional Class	4,501,664	50,508,672
		71,825,236
INTERNATIONAL EQUITY FUNDS — 14.7%
NT Emerging Markets Fund Institutional Class	1,634,762	15,105,202
NT International Growth Fund Institutional Class	3,604,118	32,545,182
		47,650,384
MONEY MARKET FUNDS — 1.2%
Premium Money Market Fund Investor Class	4,073,188	4,073,188
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $288,739,061)		324,967,575
OTHER ASSETS AND LIABILITIES†		78,679
TOTAL NET ASSETS — 100.0%		$325,046,254

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
LIVESTRONG 2045 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 65.5%
NT Core Equity Plus Fund Institutional Class	2,243,457	$24,722,892
NT Equity Growth Fund Institutional Class	5,460,534	56,188,891
NT Growth Fund Institutional Class	6,428,036	80,864,696
NT Large Company Value Fund Institutional Class	8,880,192	80,987,348
NT Mid Cap Value Fund Institutional Class	4,029,865	39,694,174
NT Small Company Fund Institutional Class	2,827,526	23,298,818
NT Vista Fund Institutional Class	3,839,534	39,623,994
Real Estate Fund Institutional Class	612,651	14,476,944
		359,857,757
DOMESTIC FIXED INCOME FUNDS — 19.0%
High-Yield Fund Institutional Class	1,697,991	10,374,727
Inflation-Adjusted Bond Fund Institutional Class	1,549,978	20,738,706
NT Diversified Bond Fund Institutional Class	6,513,102	73,077,001
		104,190,434
INTERNATIONAL EQUITY FUNDS — 15.5%
NT Emerging Markets Fund Institutional Class	3,283,043	30,335,318
NT International Growth Fund Institutional Class	6,094,048	55,029,254
		85,364,572
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $487,024,015)		549,412,763
OTHER ASSETS AND LIABILITIES†		19,693
TOTAL NET ASSETS — 100.0%		$549,432,456

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2050 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 67.5%
NT Core Equity Plus Fund Institutional Class	691,586	$7,621,283
NT Equity Growth Fund Institutional Class	1,724,371	17,743,781
NT Growth Fund Institutional Class	2,015,143	25,350,501
NT Large Company Value Fund Institutional Class	2,828,432	25,795,296
NT Mid Cap Value Fund Institutional Class	1,264,534	12,455,665
NT Small Company Fund Institutional Class	974,167	8,027,139
NT Vista Fund Institutional Class	1,204,860	12,434,158
Real Estate Fund Institutional Class	206,815	4,887,046
		114,314,869
DOMESTIC FIXED INCOME FUNDS — 16.5%
High-Yield Fund Institutional Class	451,058	2,755,964
Inflation-Adjusted Bond Fund Institutional Class	414,111	5,540,805
NT Diversified Bond Fund Institutional Class	1,743,952	19,567,136
		27,863,905
INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund Institutional Class	1,150,083	10,626,765
NT International Growth Fund Institutional Class	1,831,658	16,539,876
		27,166,641
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $156,840,793)		169,345,415
OTHER ASSETS AND LIABILITIES†		26,498
TOTAL NET ASSETS — 100.0%		$169,371,913

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

	Shares	Value
LIVESTRONG 2055 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 68.8%
NT Core Equity Plus Fund Institutional Class	50,151	$552,668
NT Equity Growth Fund Institutional Class	128,167	1,318,835
NT Growth Fund Institutional Class	148,776	1,871,596
NT Large Company Value Fund Institutional Class	208,951	1,905,631
NT Mid Cap Value Fund Institutional Class	93,260	918,614
NT Small Company Fund Institutional Class	74,362	612,746
NT Vista Fund Institutional Class	88,867	917,107
Real Estate Fund Institutional Class	15,600	368,616
		8,465,813
INTERNATIONAL EQUITY FUNDS — 16.2%
NT Emerging Markets Fund Institutional Class	87,371	807,304
NT International Growth Fund Institutional Class	130,645	1,179,723
		1,987,027
DOMESTIC FIXED INCOME FUNDS — 15.0%
High-Yield Fund Institutional Class	30,137	184,134
Inflation-Adjusted Bond Fund Institutional Class	27,675	370,288
NT Diversified Bond Fund Institutional Class	115,567	1,296,665
		1,851,087
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $11,911,899)		12,303,927
OTHER ASSETS AND LIABILITIES†		3,534
TOTAL NET ASSETS — 100.0%		$12,307,461

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JULY 31, 2012
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $295,111,807, $765,247,392 and $492,059,841, respectively)	$347,368,234	$879,988,200	$562,162,514
Cash	81,123	199,645	137,169
Receivable for investments sold	43,750,180	60,960,113	97,458,839
Receivable for capital shares sold	4,822,222	8,464,765	2,950,371
Distributions receivable from affiliates	283,366	668,433	448,110
	396,305,125	950,281,156	663,157,003

Liabilities
Payable for investments purchased	282,932	667,410	447,422
Payable for capital shares redeemed	48,442,748	69,375,241	100,275,115
Accrued administrative fees	45,295	125,783	76,732
Distribution and service fees payable	38,590	88,961	65,173
	48,809,565	70,257,395	100,864,442

Net Assets	$347,495,560	$880,023,761	$562,292,561

Net Assets Consist of:
Capital (par value and paid-in surplus)	$302,209,973	$773,531,170	$485,288,519
Undistributed net investment income	217,711	6,012,778	3,983,150
Accumulated undistributed net realized gain (loss)	(7,188,551)	(14,260,995)	2,918,219
Net unrealized appreciation	52,256,427	114,740,808	70,102,673
	$347,495,560	$880,023,761	$562,292,561

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
LIVESTRONG Income Portfolio
Investor Class, $0.01 Par Value	$128,450,196	11,065,659	$11.61
Institutional Class, $0.01 Par Value	$74,759,388	6,437,879	$11.61
A Class, $0.01 Par Value	$105,111,171	9,057,626	$11.60	*
C Class, $0.01 Par Value	$809,911	69,764	$11.61
R Class, $0.01 Par Value	$38,364,894	3,308,798	$11.59
LIVESTRONG 2015 Portfolio
Investor Class, $0.01 Par Value	$424,416,353	34,619,910	$12.26
Institutional Class, $0.01 Par Value	$125,105,959	10,186,367	$12.28
A Class, $0.01 Par Value	$242,298,231	19,795,064	$12.24	*
C Class, $0.01 Par Value	$2,123,777	173,918	$12.21
R Class, $0.01 Par Value	$86,079,441	7,041,332	$12.22
LIVESTRONG 2020 Portfolio
Investor Class, $0.01 Par Value	$218,341,244	20,514,186	$10.64
Institutional Class, $0.01 Par Value	$99,934,754	9,379,933	$10.65
A Class, $0.01 Par Value	$180,501,505	16,990,816	$10.62	*
C Class, $0.01 Par Value	$2,303,549	217,198	$10.61
R Class, $0.01 Par Value	$61,211,509	5,769,657	$10.61

*	Maximum offering price $12.31, $12.99 and $11.27 (net asset value divided by 0.9425) for LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio and LIVESTRONG 2020 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2012
	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,030,943,601, $442,378,194 and $745,350,542, respectively)	$1,195,870,656	$506,307,788	$854,630,127
Cash	284,001	129,675	204,742
Receivable for investments sold	112,116,851	85,634,490	54,157,881
Receivable for capital shares sold	10,573,829	2,588,329	6,546,987
Distributions receivable from affiliates	828,972	336,843	443,205
	1,319,674,309	594,997,125	915,982,942

Liabilities
Payable for investments purchased	827,702	336,326	442,526
Payable for capital shares redeemed	122,280,123	88,121,904	60,671,308
Accrued administrative fees	168,891	68,354	118,921
Distribution and service fees payable	124,779	65,743	92,954
	123,401,495	88,592,327	61,325,709

Net Assets	$1,196,272,814	$506,404,798	$854,657,233

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,044,767,566	$437,108,150	$752,784,962
Undistributed net investment income	7,623,916	3,003,291	4,346,572
Accumulated undistributed net realized gain (loss)	(21,045,723)	2,363,763	(11,753,886)
Net unrealized appreciation	164,927,055	63,929,594	109,279,585
	$1,196,272,814	$506,404,798	$854,657,233

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
LIVESTRONG 2025 Portfolio
Investor Class, $0.01 Par Value	$554,462,131	44,512,314	$12.46
Institutional Class, $0.01 Par Value	$181,693,317	14,573,133	$12.47
A Class, $0.01 Par Value	$327,129,638	26,298,907	$12.44	*
C Class, $0.01 Par Value	$3,498,257	281,866	$12.41
R Class, $0.01 Par Value	$129,489,471	10,426,932	$12.42
LIVESTRONG 2030 Portfolio
Investor Class, $0.01 Par Value	$170,955,062	16,424,294	$10.41
Institutional Class, $0.01 Par Value	$94,349,293	9,058,864	$10.42
A Class, $0.01 Par Value	$170,227,423	16,395,142	$10.38	*
C Class, $0.01 Par Value	$1,594,561	153,807	$10.37
R Class, $0.01 Par Value	$69,278,459	6,679,518	$10.37
LIVESTRONG 2035 Portfolio
Investor Class, $0.01 Par Value	$374,543,655	29,237,153	$12.81
Institutional Class, $0.01 Par Value	$138,142,953	10,765,677	$12.83
A Class, $0.01 Par Value	$239,410,232	18,712,904	$12.79	*
C Class, $0.01 Par Value	$1,396,137	109,450	$12.76
R Class, $0.01 Par Value	$101,164,256	7,917,777	$12.78

*	Maximum offering price $13.20, $11.01 and $13.57 (net asset value divided by 0.9425) for LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio and LIVESTRONG 2035 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2012
	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $288,739,061, $487,024,015 and $156,840,793, respectively)	$324,967,575	$549,412,763	$169,345,415
Cash	78,153	124,387	36,815
Receivable for investments sold	33,562,012	17,391,016	5,802,019
Receivable for capital shares sold	1,618,829	2,860,956	301,379
Distributions receivable from affiliates	150,050	202,414	54,060
	360,376,619	569,991,536	175,539,688

Liabilities
Payable for investments purchased	149,820	202,103	53,977
Payable for capital shares redeemed	35,099,718	20,228,337	6,075,715
Accrued administrative fees	42,146	71,740	19,724
Distribution and service fees payable	38,681	56,900	18,359
	35,330,365	20,559,080	6,167,775

Net Assets	$325,046,254	$549,432,456	$169,371,913

Net Assets Consist of:
Capital (par value and paid-in surplus)	$285,851,515	$494,655,075	$155,514,312
Undistributed net investment income	1,494,835	2,266,434	597,919
Accumulated undistributed net realized gain (loss)	1,471,390	(9,877,801)	755,060
Net unrealized appreciation	36,228,514	62,388,748	12,504,622
	$325,046,254	$549,432,456	$169,371,913

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
LIVESTRONG 2040 Portfolio
Investor Class, $0.01 Par Value	$107,290,423	10,402,826	$10.31
Institutional Class, $0.01 Par Value	$70,148,815	6,795,701	$10.32
A Class, $0.01 Par Value	$110,524,014	10,732,271	$10.30	*
C Class, $0.01 Par Value	$558,630	54,421	$10.26
R Class, $0.01 Par Value	$36,524,372	3,552,959	$10.28
LIVESTRONG 2045 Portfolio
Investor Class, $0.01 Par Value	$222,500,503	17,326,637	$12.84
Institutional Class, $0.01 Par Value	$116,893,898	9,089,218	$12.86
A Class, $0.01 Par Value	$147,196,790	11,483,344	$12.82	*
C Class, $0.01 Par Value	$633,177	49,513	$12.79
R Class, $0.01 Par Value	$62,208,088	4,857,782	$12.81
LIVESTRONG 2050 Portfolio
Investor Class, $0.01 Par Value	$48,552,920	4,819,480	$10.07
Institutional Class, $0.01 Par Value	$49,283,650	4,883,297	$10.09
A Class, $0.01 Par Value	$55,072,813	5,474,764	$10.06	*
C Class, $0.01 Par Value	$529,522	52,750	$10.04
R Class, $0.01 Par Value	$15,933,008	1,585,623	$10.05

*	Maximum offering price $10.93, $13.60 and $10.67 (net asset value divided by 0.9425) for LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2012
LIVESTRONG 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $11,911,899)	$12,303,927
Cash	2,404
Receivable for capital shares sold	52,759
Distributions receivable from affiliates	3,128
12,362,218

Liabilities
Payable for investments purchased	37,509
Payable for capital shares redeemed	14,758
Accrued administrative fees	1,322
Distribution and service fees payable	1,168
54,757

Net Assets	$12,307,461

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,957,225
Undistributed net investment income	34,958
Accumulated net realized loss	(76,750)
Net unrealized appreciation	392,028
$12,307,461

Fund/Class	Net Assets	Shares outstanding	Net asset value per share
LIVESTRONG 2055 Portfolio
Investor Class, $0.01 Par Value	$3,920,193	384,879	$10.19
Institutional Class, $0.01 Par Value	$3,938,979	386,336	$10.20
A Class, $0.01 Par Value	$3,253,249	320,006	$10.17	*
C Class, $0.01 Par Value	$87,494	8,640	$10.13
R Class, $0.01 Par Value	$1,107,546	109,046	$10.16

*	Maximum offering price $10.79 (net asset value divided by 0.9425) for LIVESTRONG 2055 Portfolio.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED JULY 31, 2012
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$8,030,370	$19,815,351	$12,352,225

Expenses:
Administrative fees:
Investor Class	198,352	719,408	301,889
A Class	190,242	422,482	300,774
C Class	1,293	2,747	2,117
R Class	59,575	141,070	92,701
Distribution and service fees:
A Class	237,803	528,102	375,967
C Class	6,465	13,735	10,585
R Class	148,938	352,674	231,752
Directors’ fees and expenses	16,485	39,581	26,171
	859,153	2,219,799	1,341,956

Net investment income (loss)	7,171,217	17,595,552	11,010,269

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	1,366,639	(1,536,832)	(111,589)
Capital gain distributions received from underlying funds	3,577,596	9,378,080	5,947,519
	4,944,235	7,841,248	5,835,930

Change in net unrealized appreciation (depreciation) on investments in underlying funds	6,871,351	20,775,825	12,566,331

Net realized and unrealized gain (loss) on affiliates	11,815,586	28,617,073	18,402,261

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,986,803	$46,212,625	$29,412,530

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2012
	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$25,454,964	$9,643,087	$15,470,456

Expenses:
Administrative fees:
Investor Class	938,736	231,545	625,787
A Class	561,754	279,423	406,291
C Class	4,753	2,212	1,773
R Class	210,201	96,293	164,934
Distribution and service fees:
A Class	702,193	349,279	507,864
C Class	23,766	11,060	8,863
R Class	525,502	240,734	412,334
Directors’ fees and expenses	54,223	23,461	37,827
	3,021,128	1,234,007	2,165,673

Net investment income (loss)	22,433,836	8,409,080	13,304,783

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(5,892,995)	(1,420,373)	(4,079,478)
Capital gain distributions received from underlying funds	14,297,512	6,056,242	11,223,418
	8,404,517	4,635,869	7,143,940

Change in net unrealized appreciation (depreciation) on investments in underlying funds	25,689,808	9,996,355	15,096,275

Net realized and unrealized gain (loss) on affiliates	34,094,325	14,632,224	22,240,215

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,528,161	$23,041,304	$35,544,998

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2012
	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$5,170,312	$8,693,715	$2,141,198

Expenses:
Administrative fees:
Investor Class	141,659	360,443	62,815
A Class	171,783	242,767	77,648
C Class	636	864	772
R Class	49,900	98,680	23,130
Distribution and service fees:
A Class	214,729	303,458	97,060
C Class	3,178	4,321	3,861
R Class	124,749	246,701	57,825
Directors’ fees and expenses	13,658	22,936	6,234
	720,292	1,280,170	329,345

Net investment income (loss)	4,450,020	7,413,545	1,811,853

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(1,401,882)	(3,893,099)	(552,452)
Capital gain distributions received from underlying funds	3,892,347	7,183,046	1,813,302
	2,490,465	3,289,947	1,260,850

Change in net unrealized appreciation (depreciation) on investments in underlying funds	6,010,271	8,691,559	3,181,937

Net realized and unrealized gain (loss) on affiliates	8,500,736	11,981,506	4,442,787

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,950,756	$19,395,051	$6,254,640

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2012
LIVESTRONG 2055 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$77,787

Expenses:
Administrative fees:
Investor Class	3,689
A Class	2,385
C Class	55
R Class	761
Distribution and service fees:
A Class	2,981
C Class	277
R Class	1,901
Directors’ fees and expenses	242
12,291

Net investment income (loss)	65,496

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(125,441)
Capital gain distributions received from underlying funds	50,061
(75,380)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	405,755

Net realized and unrealized gain (loss) on affiliates	330,375

Net Increase (Decrease) in Net Assets Resulting from Operations	$395,871

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2012 AND JULY 31, 2011
	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
Increase (Decrease) in Net Assets	July 31, 2012	July 31, 2011	July 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$7,171,217	$6,005,847	$17,595,552	$13,959,046
Net realized gain (loss)	4,944,235	901,037	7,841,248	1,100,779
Change in net unrealized appreciation (depreciation)	6,871,351	21,890,812	20,775,825	57,062,232
Net increase (decrease) in net assets resulting from operations	18,986,803	28,797,696	46,212,625	72,122,057

Distributions to Shareholders
From net investment income:
Investor Class	(2,187,611)	(1,724,983)	(7,838,571)	(5,333,544)
Institutional Class	(2,585,674)	(2,309,912)	(4,072,861)	(3,791,219)
A Class	(1,928,951)	(1,561,535)	(4,143,809)	(2,591,640)
C Class	(8,286)	(2,247)	(15,317)	(4,239)
R Class	(519,173)	(345,895)	(1,171,673)	(733,657)
Decrease in net assets from distributions	(7,229,695)	(5,944,572)	(17,242,231)	(12,454,299)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	36,694,164	53,820,893	115,537,471	155,640,909

Net increase (decrease) in net assets	48,451,272	76,674,017	144,507,865	215,308,667

Net Assets
Beginning of period	299,044,288	222,370,271	735,515,896	520,207,229
End of period	$347,495,560	$299,044,288	$880,023,761	$735,515,896

Undistributed net investment income	$217,711	$276,189	$6,012,778	$5,659,457

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2012 AND JULY 31, 2011
	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
Increase (Decrease) in Net Assets	July 31, 2012	July 31, 2011	July 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$11,010,269	$7,600,129	$22,433,836	$16,947,593
Net realized gain (loss)	5,835,930	1,064,921	8,404,517	643,480
Change in net unrealized appreciation (depreciation)	12,566,331	33,449,748	25,689,808	91,238,346
Net increase (decrease) in net assets resulting from operations	29,412,530	42,114,798	56,528,161	108,829,419

Distributions to Shareholders
From net investment income:
Investor Class	(2,737,663)	(1,251,611)	(9,508,871)	(6,320,322)
Institutional Class	(4,008,922)	(3,174,240)	(5,441,026)	(4,809,062)
A Class	(2,725,776)	(1,600,256)	(5,135,370)	(2,997,497)
C Class	(9,415)	(1,434)	(23,576)	(6,415)
R Class	(683,076)	(313,422)	(1,626,743)	(858,031)
From net realized gains:
Investor Class	(415,940)	(21,207)	—	—
Institutional Class	(558,701)	(48,531)	—	—
A Class	(466,808)	(31,282)	—	—
C Class	(2,605)	(52)	—	—
R Class	(134,029)	(7,252)	—	—
Decrease in net assets from distributions	(11,742,935)	(6,449,287)	(21,735,586)	(14,991,327)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	108,986,100	132,548,877	145,649,813	234,218,288

Net increase (decrease) in net assets	126,655,695	168,214,388	180,442,388	328,056,380

Net Assets
Beginning of period	435,636,866	267,422,478	1,015,830,426	687,774,046
End of period	$562,292,561	$435,636,866	$1,196,272,814	$1,015,830,426

Undistributed net investment income	$3,983,150	$3,185,922	$7,623,916	$6,925,666

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2012 AND JULY 31, 2011
	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
Increase (Decrease) in Net Assets	July 31, 2012	July 31, 2011	July 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$8,409,080	$5,211,275	$13,304,783	$9,234,986
Net realized gain (loss)	4,635,869	565,675	7,143,940	(236,088)
Change in net unrealized appreciation (depreciation)	9,996,355	32,437,621	15,096,275	68,489,867
Net increase (decrease) in net assets resulting from operations	23,041,304	38,214,571	35,544,998	77,488,765

Distributions to Shareholders
From net investment income:
Investor Class	(1,830,257)	(699,294)	(5,406,930)	(3,478,203)
Institutional Class	(3,077,742)	(2,191,429)	(3,029,165)	(2,410,054)
A Class	(2,149,526)	(1,152,037)	(3,139,941)	(1,691,054)
C Class	(9,176)	(1,835)	(6,446)	(1,324)
R Class	(543,391)	(230,484)	(1,032,297)	(535,965)
From net realized gains:
Investor Class	(232,302)	(9,274)	—	—
Institutional Class	(353,815)	(25,676)	—	—
A Class	(313,828)	(18,301)	—	—
C Class	(2,436)	(71)	—	—
R Class	(93,365)	(4,560)	—	—
Decrease in net assets from distributions	(8,605,838)	(4,332,961)	(12,614,779)	(8,116,600)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	119,392,493	119,289,463	154,007,455	171,881,322

Net increase (decrease) in net assets	133,827,959	153,171,073	176,937,674	241,253,487

Net Assets
Beginning of period	372,576,839	219,405,766	677,719,559	436,466,072
End of period	$506,404,798	$372,576,839	$854,657,233	$677,719,559

Undistributed net investment income	$3,003,291	$2,261,945	$4,346,572	$3,656,568

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2012 AND JULY 31, 2011
	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
Increase (Decrease) in Net Assets	July 31, 2012	July 31, 2011	July 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$4,450,020	$2,514,633	$7,413,545	$4,981,567
Net realized gain (loss)	2,490,465	406,719	3,289,947	127,884
Change in net unrealized appreciation (depreciation)	6,010,271	19,668,743	8,691,559	43,454,062
Net increase (decrease) in net assets resulting from operations	12,950,756	22,590,095	19,395,051	48,563,513

Distributions to Shareholders
From net investment income:
Investor Class	(1,011,328)	(356,923)	(2,810,973)	(1,700,220)
Institutional Class	(1,534,527)	(974,609)	(1,950,267)	(1,510,177)
A Class	(1,150,842)	(588,456)	(1,677,792)	(855,162)
C Class	(1,828)	(370)	(2,642)	(844)
R Class	(253,308)	(104,220)	(547,065)	(234,012)
From net realized gains:
Investor Class	(155,119)	(2,106)	—	—
Institutional Class	(211,151)	(5,017)	—	—
A Class	(206,049)	(4,245)	—	—
C Class	(658)	(8)	—	—
R Class	(54,461)	(967)	—	—
Decrease in net assets from distributions	(4,579,271)	(2,036,921)	(6,988,739)	(4,300,415)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	105,177,975	76,311,904	124,508,655	122,889,608

Net increase (decrease) in net assets	113,549,460	96,865,078	136,914,967	167,152,706

Net Assets
Beginning of period	211,496,794	114,631,716	412,517,489	245,364,783
End of period	$325,046,254	$211,496,794	$549,432,456	$412,517,489

Undistributed net investment income	$1,494,835	$1,018,185	$2,266,434	$1,841,628

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2012 AND JULY 31, 2011 (EXCEPT AS NOTED)
	LIVESTRONG 2050 Portfolio		LIVESTRONG 2055 Portfolio
Increase (Decrease) in Net Assets	July 31, 2012	July 31, 2011	July 31, 2012	July 31, 2011(1)
Operations
Net investment income (loss)	$1,811,853	$812,257	$65,496	$1,637
Net realized gain (loss)	1,260,850	58,773	(75,380)	(1,344)
Change in net unrealized appreciation (depreciation)	3,181,937	7,050,407	405,755	(13,727)
Net increase (decrease) in net assets resulting from operations	6,254,640	7,921,437	395,871	(13,434)

Distributions to Shareholders
From net investment income:
Investor Class	(373,242)	(138,426)	(11,220)	—
Institutional Class	(608,639)	(246,806)	(13,191)	—
A Class	(447,045)	(190,143)	(6,923)	—
C Class	(1,921)	(128)	(14)	—
R Class	(102,650)	(32,005)	(876)	—
From net realized gains:
Investor Class	(39,193)	(3,036)	—	—
Institutional Class	(56,556)	(4,632)	—	—
A Class	(56,066)	(5,288)	—	—
C Class	(578)	(18)	—	—
R Class	(15,980)	(1,216)	—	—
Decrease in net assets from distributions	(1,701,870)	(621,698)	(32,224)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	76,526,183	45,713,998	11,142,359	814,889

Net increase (decrease) in net assets	81,078,953	53,013,737	11,506,006	801,455

Net Assets
Beginning of period	88,292,960	35,279,223	801,455	—
End of period	$169,371,913	$88,292,960	$12,307,461	$801,455

Undistributed net investment income	$597,919	$328,205	$34,958	$1,660

(1)	March 31, 2011 (fund inception) through July 31, 2011.

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2012

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio, LIVESTRONG 2050 Portfolio and LIVESTRONG 2055 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds will assume the risks associated with their underlying funds. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the nine target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target-year, the target asset mix will be adjusted over time to become more conservative. In general, as the target-year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio.

The funds offer the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is not charged an administrative fee. All classes of LIVESTRONG 2055 Portfolio commenced sale on March 31, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio, and LIVESTRONG 2050 Portfolio are no longer subject to examination by tax authorities for years prior to 2009. All tax years for LIVESTRONG 2055 Portfolio remain subject to examination by authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation has entered into an agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class is 0.20%. There is no administrative fee for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2012 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

4. Investment Transactions

Investment transactions for the year ended July 31, 2012 were as follows:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Purchases	$131,785,529	$276,227,109	$259,143,611	$396,120,622	$252,957,507
Sales	$91,699,573	$150,993,798	$145,072,705	$235,877,205	$127,802,540

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Purchases	$286,456,429	$162,208,910	$196,083,850	$93,152,900	$13,593,103
Sales	$120,515,088	$53,346,243	$63,999,753	$14,728,936	$2,370,945

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG Income Portfolio
Investor Class
Sold	5,646,932	$63,990,396	3,867,867	$42,746,431
Issued in reinvestment of distributions	192,161	2,134,278	155,283	1,683,466
Redeemed	(2,064,519)	(23,118,867)	(6,712,956)	(72,499,924)
	3,774,574	43,005,807	(2,689,806)	(28,070,027)
Institutional Class
Sold	3,560,637	40,313,439	7,608,774	81,683,539
Issued in reinvestment of distributions	231,838	2,571,810	211,596	2,309,880
Redeemed	(6,678,409)	(76,338,602)	(2,313,001)	(25,510,658)
	(2,885,934)	(33,453,353)	5,507,369	58,482,761
A Class
Sold	4,751,909	53,398,546	2,975,540	32,599,481
Issued in reinvestment of distributions	154,483	1,710,373	130,319	1,418,248
Redeemed	(3,612,954)	(40,855,442)	(1,975,483)	(21,576,962)
	1,293,438	14,253,477	1,130,376	12,440,767
C Class
Sold	28,505	319,609	46,109	511,586
Issued in reinvestment of distributions	741	8,181	204	2,247
Redeemed	(7,379)	(82,237)	(1,822)	(20,716)
	21,867	245,553	44,491	493,117
R Class
Sold	1,915,959	21,670,485	1,591,574	17,255,984
Issued in reinvestment of distributions	44,984	498,014	30,276	329,787
Redeemed	(845,413)	(9,525,819)	(649,385)	(7,111,496)
	1,115,530	12,642,680	972,465	10,474,275
Net increase (decrease)	3,319,475	$36,694,164	4,964,895	$53,820,893

	Year ended July 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2015 Portfolio
Investor Class
Sold	12,422,856	$147,323,918	11,156,886	$128,979,615
Issued in reinvestment of distributions	663,845	7,640,848	456,276	5,196,986
Redeemed	(5,624,480)	(66,135,026)	(10,863,090)	(123,997,448)
	7,462,221	88,829,740	750,072	10,179,153
Institutional Class
Sold	4,253,870	50,930,909	9,277,338	105,509,436
Issued in reinvestment of distributions	353,831	4,072,600	332,835	3,790,986
Redeemed	(9,139,005)	(110,142,044)	(2,524,446)	(29,360,607)
	(4,531,304)	(55,138,535)	7,085,727	79,939,815
A Class
Sold	9,836,898	115,812,844	7,720,590	88,905,443
Issued in reinvestment of distributions	302,857	3,485,888	198,382	2,259,566
Redeemed	(5,397,114)	(63,926,048)	(3,656,632)	(42,235,354)
	4,742,641	55,372,684	4,262,340	48,929,655
C Class
Sold	117,324	1,384,701	61,713	710,815
Issued in reinvestment of distributions	1,016	11,713	324	3,701
Redeemed	(23,346)	(274,354)	(108)	(1,242)
	94,994	1,122,060	61,929	713,274
R Class
Sold	3,593,265	42,395,369	2,913,661	33,525,194
Issued in reinvestment of distributions	95,611	1,100,478	58,136	662,176
Redeemed	(1,542,007)	(18,144,325)	(1,584,978)	(18,308,358)
	2,146,869	25,351,522	1,386,819	15,879,012
Net increase (decrease)	9,915,421	$115,537,471	13,546,887	$155,640,909

	Year ended July 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2020 Portfolio
Investor Class
Sold	12,968,836	$134,534,608	6,865,875	$68,849,965
Issued in reinvestment of distributions	315,956	3,146,918	127,634	1,268,657
Redeemed	(2,981,069)	(30,578,709)	(10,504,064)	(103,475,796)
	10,303,723	107,102,817	(3,510,555)	(33,357,174)
Institutional Class
Sold	4,719,891	48,779,799	13,414,480	132,514,016
Issued in reinvestment of distributions	458,924	4,566,297	324,222	3,222,771
Redeemed	(12,079,915)	(127,529,964)	(2,218,519)	(22,406,681)
	(6,901,100)	(74,183,868)	11,520,183	113,330,106
A Class
Sold	8,750,064	89,950,120	5,445,993	54,732,597
Issued in reinvestment of distributions	311,638	3,100,800	163,615	1,626,334
Redeemed	(4,084,349)	(42,559,491)	(2,266,762)	(22,813,355)
	4,977,353	50,491,429	3,342,846	33,545,576
C Class
Sold	174,001	1,805,448	45,936	470,849
Issued in reinvestment of distributions	1,069	10,665	149	1,486
Redeemed	(13,763)	(138,906)	(1,290)	(13,184)
	161,307	1,677,207	44,795	459,151
R Class
Sold	3,589,034	36,996,671	2,453,434	24,730,819
Issued in reinvestment of distributions	78,413	780,992	31,418	312,291
Redeemed	(1,350,356)	(13,879,148)	(642,886)	(6,471,892)
	2,317,091	23,898,515	1,841,966	18,571,218
Net increase (decrease)	10,858,374	$108,986,100	13,239,235	$132,548,877

	Year ended July 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2025 Portfolio
Investor Class
Sold	14,443,333	$173,963,485	12,752,896	$150,342,919
Issued in reinvestment of distributions	802,334	9,323,127	530,420	6,174,094
Redeemed	(5,848,491)	(69,835,717)	(14,626,385)	(168,543,171)
	9,397,176	113,450,895	(1,343,069)	(12,026,158)
Institutional Class
Sold	7,639,183	92,454,473	13,600,216	156,668,821
Issued in reinvestment of distributions	468,061	5,438,871	413,076	4,808,201
Redeemed	(14,709,166)	(179,334,095)	(2,451,632)	(29,060,912)
	(6,601,922)	(81,440,751)	11,561,660	132,416,110
A Class
Sold	12,360,451	147,669,922	10,405,113	121,888,544
Issued in reinvestment of distributions	376,396	4,373,716	221,596	2,579,376
Redeemed	(6,497,300)	(78,008,967)	(3,848,946)	(45,394,188)
	6,239,547	74,034,671	6,777,763	79,073,732
C Class
Sold	176,345	2,125,037	100,115	1,180,327
Issued in reinvestment of distributions	1,990	23,185	528	6,163
Redeemed	(28,459)	(343,054)	(3,355)	(40,211)
	149,876	1,805,168	97,288	1,146,279
R Class
Sold	4,933,286	59,197,487	4,399,874	51,593,119
Issued in reinvestment of distributions	129,525	1,505,082	64,903	755,471
Redeemed	(1,924,581)	(22,902,739)	(1,587,166)	(18,740,265)
	3,138,230	37,799,830	2,877,611	33,608,325
Net increase (decrease)	12,322,907	$145,649,813	19,971,253	$234,218,288

	Year ended July 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2030 Portfolio
Investor Class
Sold	10,694,134	$108,555,346	5,363,095	$52,926,770
Issued in reinvestment of distributions	212,068	2,054,940	71,995	704,106
Redeemed	(2,040,370)	(20,468,814)	(9,046,568)	(86,396,863)
	8,865,832	90,141,472	(3,611,478)	(32,765,987)
Institutional Class
Sold	6,010,456	60,901,759	11,718,795	112,747,909
Issued in reinvestment of distributions	354,499	3,431,557	226,930	2,217,105
Redeemed	(11,522,059)	(118,774,329)	(1,487,108)	(14,820,482)
	(5,157,104)	(54,441,013)	10,458,617	100,144,532
A Class
Sold	8,019,941	80,461,767	5,438,752	53,421,379
Issued in reinvestment of distributions	248,039	2,401,021	119,652	1,169,003
Redeemed	(3,194,936)	(32,630,899)	(2,205,021)	(21,646,603)
	5,073,044	50,231,889	3,353,383	32,943,779
C Class
Sold	89,788	886,613	54,034	539,916
Issued in reinvestment of distributions	1,101	10,689	161	1,578
Redeemed	(8,923)	(88,492)	(504)	(5,215)
	81,966	808,810	53,691	536,279
R Class
Sold	4,577,554	46,603,680	2,494,652	24,607,018
Issued in reinvestment of distributions	62,434	604,366	23,482	229,425
Redeemed	(1,453,660)	(14,556,711)	(645,225)	(6,405,583)
	3,186,328	32,651,335	1,872,909	18,430,860
Net increase (decrease)	12,050,066	$119,392,493	12,127,122	$119,289,463

	Year ended July 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2035 Portfolio
Investor Class
Sold	10,156,123	$125,701,944	7,857,599	$95,418,889
Issued in reinvestment of distributions	447,439	5,320,049	283,143	3,409,036
Redeemed	(3,525,313)	(43,327,043)	(7,206,648)	(85,091,646)
	7,078,249	87,694,950	934,094	13,736,279
Institutional Class
Sold	5,256,357	65,533,010	7,498,851	88,940,009
Issued in reinvestment of distributions	254,760	3,029,082	199,997	2,409,965
Redeemed	(7,065,965)	(88,754,801)	(1,450,179)	(17,807,836)
	(1,554,848)	(20,192,709)	6,248,669	73,542,138
A Class
Sold	9,179,098	112,642,306	7,534,662	91,327,934
Issued in reinvestment of distributions	222,857	2,649,773	119,673	1,440,869
Redeemed	(4,627,764)	(57,133,487)	(3,161,740)	(38,247,261)
	4,774,191	58,158,592	4,492,595	54,521,542
C Class
Sold	64,941	802,822	46,298	564,443
Issued in reinvestment of distributions	531	6,328	110	1,324
Redeemed	(6,593)	(77,805)	(3,789)	(46,245)
	58,879	731,345	42,619	519,522
R Class
Sold	3,862,558	47,636,608	3,730,770	45,259,912
Issued in reinvestment of distributions	80,668	959,142	39,416	474,568
Redeemed	(1,719,035)	(20,980,473)	(1,316,014)	(16,172,639)
	2,224,191	27,615,277	2,454,172	29,561,841
Net increase (decrease)	12,580,662	$154,007,455	14,172,149	$171,881,322

	Year ended July 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2040 Portfolio
Investor Class
Sold	7,057,461	$70,783,508	3,121,276	$30,538,435
Issued in reinvestment of distributions	122,039	1,164,244	36,838	358,439
Redeemed	(1,169,465)	(11,569,620)	(3,577,668)	(33,694,763)
	6,010,035	60,378,132	(419,554)	(2,797,889)
Institutional Class
Sold	3,776,364	37,682,387	6,006,881	57,724,990
Issued in reinvestment of distributions	183,177	1,745,678	100,681	979,626
Redeemed	(4,915,879)	(50,019,329)	(943,462)	(9,346,083)
	(956,338)	(10,591,264)	5,164,100	49,358,533
A Class
Sold	5,755,522	57,301,737	3,386,044	33,115,794
Issued in reinvestment of distributions	137,747	1,314,106	60,882	592,379
Redeemed	(2,055,023)	(20,679,903)	(1,398,781)	(13,590,131)
	3,838,246	37,935,940	2,048,145	20,118,042
C Class
Sold	45,306	448,375	14,000	140,277
Issued in reinvestment of distributions	249	2,382	39	378
Redeemed	(12,450)	(119,524)	(592)	(6,005)
	33,105	331,233	13,447	134,650
R Class
Sold	2,457,687	24,699,242	1,342,347	13,157,079
Issued in reinvestment of distributions	30,789	293,420	10,511	102,270
Redeemed	(795,633)	(7,868,728)	(386,730)	(3,760,781)
	1,692,843	17,123,934	966,128	9,498,568
Net increase (decrease)	10,617,891	$105,177,975	7,772,266	$76,311,904

	Year ended July 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2045 Portfolio
Investor Class
Sold	6,599,488	$81,818,895	5,094,092	$62,481,188
Issued in reinvestment of distributions	232,611	2,756,448	137,157	1,662,335
Redeemed	(2,036,922)	(25,039,771)	(3,184,460)	(38,024,344)
	4,795,177	59,535,572	2,046,789	26,119,179
Institutional Class
Sold	4,721,714	58,801,519	4,498,010	53,455,953
Issued in reinvestment of distributions	164,394	1,949,717	124,561	1,509,685
Redeemed	(4,562,852)	(55,973,622)	(1,194,531)	(14,654,783)
	323,256	4,777,614	3,428,040	40,310,855
A Class
Sold	5,713,213	70,172,011	4,662,028	56,851,789
Issued in reinvestment of distributions	126,180	1,495,230	63,916	774,024
Redeemed	(2,668,501)	(32,878,588)	(1,662,022)	(20,214,587)
	3,170,892	38,788,653	3,063,922	37,411,226
C Class
Sold	24,341	303,617	25,168	306,827
Issued in reinvestment of distributions	222	2,633	70	844
Redeemed	(4,047)	(48,730)	(1,746)	(20,523)
	20,516	257,520	23,492	287,148
R Class
Sold	2,739,722	33,863,762	2,181,976	26,647,337
Issued in reinvestment of distributions	43,449	515,302	17,525	212,407
Redeemed	(1,075,859)	(13,229,768)	(654,923)	(8,098,544)
	1,707,312	21,149,296	1,544,578	18,761,200
Net increase (decrease)	10,017,153	$124,508,655	10,106,821	$122,889,608

	Year ended July 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
LIVESTRONG 2050 Portfolio
Investor Class
Sold	3,372,720	$32,957,155	1,500,061	$14,391,166
Issued in reinvestment of distributions	44,258	411,156	14,770	140,608
Redeemed	(625,339)	(5,949,426)	(697,174)	(6,488,405)
	2,791,639	27,418,885	817,657	8,043,369
Institutional Class
Sold	3,204,167	30,914,804	2,732,002	26,246,124
Issued in reinvestment of distributions	71,526	665,195	26,412	251,438
Redeemed	(1,504,227)	(14,718,295)	(648,954)	(6,326,069)
	1,771,466	16,861,704	2,109,460	20,171,493
A Class
Sold	3,247,193	31,512,717	2,117,804	20,226,086
Issued in reinvestment of distributions	53,153	493,789	20,528	195,431
Redeemed	(834,591)	(8,104,329)	(725,333)	(6,974,110)
	2,465,755	23,902,177	1,412,999	13,447,407
C Class
Sold	52,241	481,017	8,259	77,698
Issued in reinvestment of distributions	257	2,392	15	146
Redeemed	(11,599)	(109,490)	(227)	(2,208)
	40,899	373,919	8,047	75,636
R Class
Sold	1,240,804	12,183,099	582,450	5,627,679
Issued in reinvestment of distributions	12,279	114,191	3,259	31,025
Redeemed	(444,762)	(4,327,792)	(173,457)	(1,682,611)
	808,321	7,969,498	412,252	3,976,093
Net increase (decrease)	7,878,080	$76,526,183	4,760,415	$45,713,998

	Year ended July 31, 2012		Period ended July 31, 2011(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2055 Portfolio
Investor Class
Sold	445,679	$4,421,777	45,465	$458,728
Issued in reinvestment of distributions	1,193	11,205	—	—
Redeemed	(101,345)	(998,562)	(6,113)	(61,520)
	345,527	3,434,420	39,352	397,208
Institutional Class
Sold	508,053	4,994,615	38,584	388,975
Issued in reinvestment of distributions	1,405	13,191	—	—
Redeemed	(161,343)	(1,594,825)	(363)	(3,718)
	348,115	3,412,981	38,221	385,257
A Class
Sold	363,321	3,583,648	2,113	21,314
Issued in reinvestment of distributions	738	6,923	—	—
Redeemed	(46,166)	(463,017)	—	—
	317,893	3,127,554	2,113	21,314
C Class
Sold	8,641	85,931	500	5,000
Issued in reinvestment of distributions	1	14	—	—
Redeemed	(502)	(4,983)	—	—
	8,140	80,962	500	5,000
R Class
Sold	126,415	1,266,300	611	6,110
Issued in reinvestment of distributions	93	876	—	—
Redeemed	(18,073)	(180,734)	—	—
	108,435	1,086,442	611	6,110
Net increase (decrease)	1,128,110	$11,142,359	80,797	$814,889

(1)	March 31, 2011 (fund inception) through July 31, 2011.

6. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the year ended July 31, 2012 follows:

	July 31, 2011					July 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG Income Portfolio
NT Core Equity Plus Fund Institutional Class	—	$10,832,456	$1,389,689	$7,692	$3,881	943,431	$10,396,608
NT Equity Growth Fund Institutional Class	3,809,560	13,416,489	17,180,662	1,020,902	1,881,537	3,359,605	34,570,334
NT Growth Fund Institutional Class	1,547,706	7,381,644	4,766,009	(54,394)	637,936	1,786,456	22,473,621
NT Large Company Value Fund Institutional Class	3,811,026	12,004,533	9,383,621	(189,703)	731,833	4,177,117	38,095,305
NT Mid Cap Value Fund Institutional Class	1,141,255	4,814,262	2,528,650	(123,738)	1,239,979	1,402,010	13,809,803
NT Small Company Fund Institutional Class	656,316	2,718,564	1,330,819	(39,152)	521,598	839,198	6,914,989
NT Vista Fund Institutional Class	676,274	3,445,204	1,965,555	(37,330)	123,977	834,795	8,615,079
Real Estate Fund Institutional Class	142,599	699,839	608,350	74,387	50,522	146,969	3,472,869
High-Yield Fund Institutional Class	1,865,156	3,502,713	1,796,204	(35,129)	1,025,125	2,165,914	13,233,737
Inflation-Adjusted Bond Fund Institutional Class	1,839,721	8,187,937	6,141,878	310,676	982,223	1,982,806	26,529,949
NT Diversified Bond Fund Institutional Class	7,438,053	36,204,911	26,981,361	575,744	3,803,039	8,257,704	92,651,437
Premium Money Market Fund Investor Class	30,139,926	11,734,155	7,112,193	—	3,336	34,761,888	34,761,888
International Bond Fund Institutional Class	1,415,907	8,592,350	4,849,548	44,925	471,815	1,679,263	24,483,660
NT International Growth Fund Institutional Class	1,444,074	8,250,472	4,298,395	(188,241)	131,165	1,922,365	17,358,955
		$131,785,529	$90,332,934	$1,366,639	$11,607,966		$347,368,234

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2011					July 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2015 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$25,831,556	$1,856,892	$(12,754)	$9,784	2,390,599	$26,344,404
NT Equity Growth Fund Institutional Class	9,141,749	26,668,517	36,216,082	(340,099)	4,640,341	8,301,220	85,419,559
NT Growth Fund Institutional Class	4,325,052	15,606,616	8,653,458	(37,145)	1,806,933	4,959,081	62,385,243
NT Large Company Value Fund Institutional Class	9,352,451	23,801,855	15,807,046	(1,587,480)	1,812,798	10,584,839	96,533,730
NT Mid Cap Value Fund Institutional Class	3,137,879	10,402,705	3,628,023	(222,620)	3,518,833	3,890,798	38,324,363
NT Small Company Fund Institutional Class	1,574,723	5,888,691	1,739,673	(145,075)	1,334,639	2,126,736	17,524,304
NT Vista Fund Institutional Class	2,078,971	7,530,777	3,272,270	(104,844)	378,231	2,539,034	26,202,832
Real Estate Fund Institutional Class	420,418	1,174,336	1,107,408	222,863	147,255	420,775	9,942,910
High-Yield Fund Institutional Class	4,444,513	7,752,617	2,196,140	(97,703)	2,485,629	5,414,715	33,083,910
Inflation-Adjusted Bond Fund Institutional Class	4,430,842	17,953,618	10,626,641	711,043	2,416,060	4,956,388	66,316,471
NT Diversified Bond Fund Institutional Class	17,850,926	71,889,688	42,694,114	601,328	9,199,702	20,502,259	230,035,344
Premium Money Market Fund Investor Class	61,073,697	25,328,514	9,340,545	—	6,958	77,061,666	77,061,666
International Bond Fund Institutional Class	3,174,979	18,954,818	7,584,079	(36,044)	1,064,005	3,979,540	58,021,686
NT Emerging Markets Fund Institutional Class	609,882	651,724	799,999	(76,266)	5,288	601,196	5,555,055
NT International Growth Fund Institutional Class	4,034,890	16,791,077	7,008,260	(412,036)	366,975	5,231,088	47,236,723
		$276,227,109	$152,530,630	$(1,536,832)	$29,193,431		$879,988,200

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2011					July 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2020 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$18,286,852	$2,959,745	$(4,314)	$5,968	1,527,327	$16,831,144
NT Equity Growth Fund Institutional Class	5,291,922	22,998,164	24,664,273	160,932	2,773,378	5,166,501	53,163,294
NT Growth Fund Institutional Class	2,988,657	17,599,332	10,626,024	(151,522)	1,245,309	3,612,565	45,446,073
NT Large Company Value Fund Institutional Class	5,669,354	23,749,344	13,690,473	43,774	1,183,683	6,915,890	63,072,916
NT Mid Cap Value Fund Institutional Class	2,188,104	11,737,341	5,317,171	(294,082)	2,523,473	2,904,792	28,612,198
NT Small Company Fund Institutional Class	1,012,997	5,081,470	2,474,083	(122,063)	804,828	1,358,447	11,193,603
NT Vista Fund Institutional Class	1,620,383	9,985,765	4,932,232	(198,518)	306,887	2,161,742	22,309,177
Real Estate Fund Institutional Class	298,974	1,976,278	1,405,998	165,483	109,606	328,371	7,759,409
High-Yield Fund Institutional Class	2,516,284	7,942,904	3,408,934	(52,459)	1,508,768	3,304,070	20,187,870
Inflation-Adjusted Bond Fund Institutional Class	2,488,738	17,792,373	10,502,393	484,490	1,457,416	3,033,421	40,587,172
NT Diversified Bond Fund Institutional Class	10,138,888	66,506,730	39,882,781	718,167	5,586,668	12,561,991	140,945,538
NT Emerging Markets Fund Institutional Class	742,812	4,600,752	1,874,895	(190,226)	8,008	1,067,325	9,862,086
NT International Growth Fund Institutional Class	2,787,782	17,791,426	8,225,671	(613,297)	262,765	3,971,338	35,861,183
Premium Money Market Fund Investor Class	25,265,656	17,900,010	7,988,563	—	3,179	35,177,103	35,177,103
International Bond Fund Institutional Class	1,568,846	15,194,870	7,231,058	(57,954)	519,808	2,136,745	31,153,748
		$259,143,611	$145,184,294	$(111,589)	$18,299,744		$562,162,514

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2011					July 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2025 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$35,816,019	$3,228,812	$(15,012)	$13,186	3,250,717	$35,822,899
NT Equity Growth Fund Institutional Class	12,208,924	32,386,458	48,490,243	(1,232,781)	5,986,421	10,766,551	110,787,814
NT Growth Fund Institutional Class	8,138,978	30,013,541	19,599,893	(505,063)	3,258,693	9,110,642	114,611,872
NT Large Company Value Fund Institutional Class	13,743,641	31,127,276	22,601,159	(2,549,870)	2,602,053	15,112,679	137,827,636
NT Mid Cap Value Fund Institutional Class	5,352,697	20,130,866	8,739,187	(680,115)	5,787,650	6,643,037	65,433,915
NT Small Company Fund Institutional Class	3,228,528	10,433,960	5,264,462	(310,330)	2,543,921	3,947,074	32,523,888
NT Vista Fund Institutional Class	4,367,045	18,509,654	9,091,458	(406,850)	811,858	5,408,310	55,813,757
Real Estate Fund Institutional Class	825,558	3,125,424	3,070,728	333,215	284,499	825,369	19,503,458
High-Yield Fund Institutional Class	5,482,852	10,011,917	3,744,099	(178,765)	3,008,708	6,578,085	40,192,101
Inflation-Adjusted Bond Fund Institutional Class	5,404,546	23,896,584	15,539,763	850,821	2,886,154	6,003,576	80,327,848
NT Diversified Bond Fund Institutional Class	21,697,686	98,074,017	63,278,696	938,509	11,109,150	24,854,951	278,872,553
NT Emerging Markets Fund Institutional Class	2,383,190	11,518,676	4,110,228	(457,149)	24,897	3,283,139	30,336,206
NT International Growth Fund Institutional Class	7,785,848	32,530,397	16,751,497	(1,503,676)	680,236	9,828,946	88,755,386
Premium Money Market Fund Investor Class	51,475,048	19,374,116	10,967,214	—	5,552	59,881,950	59,881,950
International Bond Fund Institutional Class	2,248,422	19,171,717	7,292,761	(175,929)	749,498	3,098,722	45,179,373
		$396,120,622	$241,770,200	$(5,892,995)	$39,752,476		$1,195,870,656

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2011					July 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2030 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$17,750,085	$2,739,235	$(52,786)	$5,638	1,491,503	$16,436,364
NT Equity Growth Fund Institutional Class	4,576,108	20,625,976	21,390,552	(125,500)	2,367,652	4,534,797	46,663,057
NT Growth Fund Institutional Class	3,575,184	23,922,709	12,033,167	(345,793)	1,541,952	4,612,041	58,019,477
NT Large Company Value Fund Institutional Class	5,302,532	23,960,719	11,732,492	(109,900)	1,129,733	6,782,795	61,859,088
NT Mid Cap Value Fund Institutional Class	1,884,291	12,053,993	4,673,856	(279,835)	2,215,091	2,685,003	26,447,278
NT Small Company Fund Institutional Class	1,610,307	8,592,806	3,660,122	(223,603)	1,356,760	2,253,093	18,565,487
NT Vista Fund Institutional Class	1,724,400	11,558,144	4,725,784	(246,319)	332,129	2,435,953	25,139,035
Real Estate Fund Institutional Class	343,442	2,856,822	1,666,552	196,817	130,132	403,233	9,528,404
High-Yield Fund Institutional Class	1,808,624	6,867,218	2,753,770	(53,408)	1,121,464	2,520,709	15,401,533
Inflation-Adjusted Bond Fund Institutional Class	1,761,582	15,796,722	8,858,121	356,847	1,049,590	2,284,960	30,572,770
NT Diversified Bond Fund Institutional Class	7,112,661	58,444,292	33,060,920	562,563	4,047,287	9,420,248	105,695,183
NT Emerging Markets Fund Institutional Class	1,049,109	7,974,585	2,832,115	(308,140)	12,156	1,649,273	15,239,285
NT International Growth Fund Institutional Class	3,364,661	24,128,498	10,712,300	(783,474)	316,068	4,982,532	44,992,262
Premium Money Market Fund Investor Class	18,896,501	13,638,503	7,168,200	—	2,322	25,366,804	25,366,804
International Bond Fund Institutional Class	188,699	4,786,435	1,215,727	(7,842)	71,355	437,707	6,381,761
		$252,957,507	$129,222,913	$(1,420,373)	$15,699,329		$506,307,788

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2011					July 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2035 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$27,024,851	$1,635,909	$(28,552)	$9,699	2,518,988	$27,759,246
NT Equity Growth Fund Institutional Class	8,709,549	22,321,148	29,695,900	(919,156)	4,264,853	8,074,607	83,087,709
NT Growth Fund Institutional Class	7,145,093	27,984,220	8,598,402	(201,005)	2,952,896	8,807,150	110,793,953
NT Large Company Value Fund Institutional Class	10,354,278	25,637,378	11,688,415	(1,357,786)	1,988,655	12,167,453	110,967,169
NT Mid Cap Value Fund Institutional Class	3,924,103	14,273,964	3,604,010	(307,130)	4,314,939	5,080,596	50,043,866
NT Small Company Fund Institutional Class	3,084,092	12,373,009	3,179,475	(367,792)	2,532,172	4,292,075	35,366,698
NT Vista Fund Institutional Class	3,697,733	15,280,387	4,452,716	(214,649)	694,150	4,840,447	49,953,408
Real Estate Fund Institutional Class	708,485	2,946,747	1,755,040	127,436	252,566	771,440	18,229,116
High-Yield Fund Institutional Class	2,782,415	5,878,955	1,218,496	(51,816)	1,582,143	3,581,135	21,880,732
Inflation-Adjusted Bond Fund Institutional Class	2,797,469	14,966,301	7,825,308	460,563	1,542,382	3,322,924	44,460,721
NT Diversified Bond Fund Institutional Class	11,340,729	58,477,200	31,838,323	360,874	5,938,695	13,768,000	154,476,955
NT Emerging Markets Fund Institutional Class	2,487,174	10,798,325	3,482,191	(441,632)	25,260	3,369,064	31,130,154
NT International Growth Fund Institutional Class	6,548,853	33,982,940	10,818,141	(1,138,833)	592,767	9,351,486	84,443,915
Premium Money Market Fund Investor Class	22,327,721	14,511,004	4,802,240	—	2,697	32,036,485	32,036,485
		$286,456,429	$124,594,566	$(4,079,478)	$26,693,874		$854,630,127

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2011					July 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2040 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$12,456,256	$1,235,491	$(26,115)	$3,770	1,105,545	$12,183,106
NT Equity Growth Fund Institutional Class	2,942,545	15,162,138	12,640,107	(253,122)	1,509,073	3,225,417	33,189,544
NT Growth Fund Institutional Class	2,395,813	19,642,989	5,227,556	(187,202)	1,060,087	3,607,363	45,380,632
NT Large Company Value Fund Institutional Class	3,511,373	18,351,096	5,823,112	(113,955)	751,541	4,984,032	45,454,376
NT Mid Cap Value Fund Institutional Class	1,433,027	10,234,651	2,454,706	(179,189)	1,690,770	2,260,844	22,269,316
NT Small Company Fund Institutional Class	931,595	6,523,231	1,443,677	(120,520)	804,506	1,573,431	12,965,069
NT Vista Fund Institutional Class	1,345,207	10,564,699	2,622,883	(140,893)	271,562	2,153,929	22,228,545
Real Estate Fund Institutional Class	244,192	2,422,447	735,958	58,480	93,606	327,896	7,748,179
High-Yield Fund Institutional Class	733,674	3,168,778	665,690	(14,358)	466,477	1,159,364	7,083,714
Inflation-Adjusted Bond Fund Institutional Class	728,615	7,023,282	2,591,341	133,900	448,501	1,063,741	14,232,850
NT Diversified Bond Fund Institutional Class	3,040,141	27,918,133	11,889,036	133,321	1,748,492	4,501,664	50,508,672
NT Emerging Markets Fund Institutional Class	949,917	8,083,164	2,142,953	(273,753)	11,028	1,634,762	15,105,202
NT International Growth Fund Institutional Class	2,090,083	17,528,899	4,612,043	(418,476)	202,964	3,604,118	32,545,182
Premium Money Market Fund Investor Class	1,607,613	3,129,147	663,572	—	282	4,073,188	4,073,188
		$162,208,910	$54,748,125	$(1,401,882)	$9,062,659		$324,967,575

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2011					July 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2045 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$23,393,261	$674,950	$(18,162)	$8,150	2,243,457	$24,722,892
NT Equity Growth Fund Institutional Class	5,994,389	16,826,781	22,952,393	(1,044,615)	2,714,147	5,460,534	56,188,891
NT Growth Fund Institutional Class	4,902,948	21,969,625	3,806,398	(247,095)	2,012,587	6,428,036	80,864,696
NT Large Company Value Fund Institutional Class	7,185,959	20,408,794	6,668,763	(1,126,153)	1,377,427	8,880,192	80,987,348
NT Mid Cap Value Fund Institutional Class	2,904,380	12,668,916	2,053,310	(248,135)	3,136,446	4,029,865	39,694,174
NT Small Company Fund Institutional Class	1,927,123	8,452,358	1,362,663	(172,712)	1,546,861	2,827,526	23,298,818
NT Vista Fund Institutional Class	2,727,233	13,291,090	2,420,163	(205,300)	506,377	3,839,534	39,623,994
Real Estate Fund Institutional Class	535,859	2,773,495	1,271,141	(19,321)	187,561	612,651	14,476,944
High-Yield Fund Institutional Class	1,260,918	3,040,495	466,527	(41,399)	703,432	1,697,991	10,374,727
Inflation-Adjusted Bond Fund Institutional Class	1,238,125	7,409,350	3,188,739	202,507	674,872	1,549,978	20,738,706
NT Diversified Bond Fund Institutional Class	5,019,718	31,555,247	15,196,984	68,924	2,620,310	6,513,102	73,077,001
NT Emerging Markets Fund Institutional Class	2,192,602	11,671,418	2,212,867	(329,889)	23,143	3,283,043	30,335,318
NT International Growth Fund Institutional Class	4,073,692	22,623,020	5,617,954	(711,749)	365,448	6,094,048	55,029,254
		$196,083,850	$67,892,852	$(3,893,099)	$15,876,761		$549,412,763

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2011					July 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2050 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$7,333,840	$241,175	$(8,265)	$2,016	691,586	$7,621,283
NT Equity Growth Fund Institutional Class	1,321,173	9,221,334	5,387,702	(163,152)	690,418	1,724,371	17,743,781
NT Growth Fund Institutional Class	1,075,701	12,411,102	1,085,603	(56,970)	503,003	2,015,143	25,350,501
NT Large Company Value Fund Institutional Class	1,589,778	11,955,025	1,275,707	(45,411)	372,549	2,828,432	25,795,296
NT Mid Cap Value Fund Institutional Class	644,206	6,383,509	440,285	(40,893)	802,678	1,264,534	12,455,665
NT Small Company Fund Institutional Class	465,927	4,447,471	345,244	(28,514)	421,101	974,167	8,027,139
NT Vista Fund Institutional Class	606,842	6,568,012	621,346	(48,254)	128,731	1,204,860	12,434,158
Real Estate Fund Institutional Class	123,739	1,906,285	208,633	441	49,606	206,815	4,887,046
High-Yield Fund Institutional Class	226,920	1,401,708	70,490	(2,350)	157,607	451,058	2,755,964
Inflation-Adjusted Bond Fund Institutional Class	223,841	3,132,617	634,666	37,003	151,224	414,111	5,540,805
NT Diversified Bond Fund Institutional Class	928,073	12,064,858	3,120,355	18,411	581,018	1,743,952	19,567,136
NT Emerging Markets Fund Institutional Class	515,573	6,466,324	757,135	(108,988)	6,866	1,150,083	10,626,765
NT International Growth Fund Institutional Class	830,596	9,860,815	1,093,047	(105,510)	87,683	1,831,658	16,539,876
		$93,152,900	$15,281,388	$(552,452)	$3,954,500		$169,345,415

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

	July 31, 2011					July 31, 2012
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2055 Portfolio
NT Core Equity Plus Fund Institutional Class	—	$614,012	$84,187	$(3,738)	$61	50,151	$552,668
NT Equity Growth Fund Institutional Class	12,141	1,491,934	352,949	(16,069)	21,719	128,167	1,318,835
NT Growth Fund Institutional Class	9,885	2,038,777	352,105	(17,271)	14,381	148,776	1,871,596
NT Large Company Value Fund Institutional Class	14,565	2,018,854	338,577	(17,018)	15,730	208,951	1,905,631
NT Mid Cap Value Fund Institutional Class	5,859	1,006,226	167,832	(9,795)	24,634	93,260	918,614
NT Small Company Fund Institutional Class	4,494	687,393	122,406	(9,480)	11,867	74,362	612,746
NT Vista Fund Institutional Class	5,555	1,040,842	202,775	(10,787)	3,625	88,867	917,107
Real Estate Fund Institutional Class	1,146	372,374	66,978	(60)	1,571	15,600	368,616
NT Emerging Markets Fund Institutional Class	4,750	922,759	173,430	(18,002)	389	87,371	807,304
NT International Growth Fund Institutional Class	7,408	1,305,932	227,502	(21,687)	2,405	130,645	1,179,723
High-Yield Fund Institutional Class	1,984	205,027	37,563	(954)	6,036	30,137	184,134
Inflation-Adjusted Bond Fund Institutional Class	1,951	414,599	79,626	(264)	5,445	27,675	370,288
NT Diversified Bond Fund Institutional Class	7,921	1,474,374	290,456	(316)	19,985	115,567	1,296,665
		$13,593,103	$2,496,386	$(125,441)	$127,848		$12,303,927

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

As of July 31, 2012, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Core Equity Plus Fund, NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund, NT Small Company Fund and NT Vista Fund.

8. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

9. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 (except as noted) were as follows:

	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
	2012	2011	2012	2011
Distributions Paid From
Ordinary income	$7,229,695	$5,944,572	$17,242,231	$12,454,299
Long-term capital gains	—	—	—	—

	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
	2012	2011	2012	2011
Distributions Paid From
Ordinary income	$10,354,037	$6,422,210	$21,735,586	$14,991,327
Long-term capital gains	$1,388,898	$27,077	—	—

	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
	2012	2011	2012	2011
Distributions Paid From
Ordinary income	$7,810,074	$4,332,961	$12,614,779	$8,116,600
Long-term capital gains	$795,764	—	—	—

	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
	2012	2011	2012	2011
Distributions Paid From
Ordinary income	$4,036,951	$2,036,921	$6,988,739	$4,300,415
Long-term capital gains	$542,320	—	—	—

	LIVESTRONG 2050 Portfolio		LIVESTRONG 2055 Portfolio
	2012	2011	2012	2011(1)
Distributions Paid From
Ordinary income	$1,564,718	$620,563	$32,224	—
Long-term capital gains	$137,152	$1,135	—	—

(1)	March 31, 2011 (fund inception) through July 31, 2011.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2012, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Federal tax cost of investments	$306,522,691	$787,032,319	$495,432,415	$1,061,191,864	$445,570,544
Gross tax appreciation of investments	$40,845,543	$92,955,881	$66,730,099	$134,678,792	$60,737,244
Gross tax depreciation of investments	—	—	—	—	—
Net tax appreciation (depreciation) of investments	$40,845,543	$92,955,881	$66,730,099	$134,678,792	$60,737,244
Undistributed ordinary income	$217,711	$6,012,778	$3,983,150	$7,623,916	$3,003,291
Accumulated long-term gains	$4,222,333	$7,523,932	$6,290,793	$9,202,540	$5,556,113

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Federal tax cost of investments	$765,274,798	$290,706,688	$501,564,576	$157,795,171	$12,039,920
Gross tax appreciation of investments	$89,355,329	$34,260,887	$47,848,187	$11,550,244	$264,007
Gross tax depreciation of investments	—	—	—	—	—
Net tax appreciation (depreciation) of investments	$89,355,329	$34,260,887	$47,848,187	$11,550,244	$264,007
Undistributed ordinary income	$4,346,572	$1,494,835	$2,266,434	$597,919	$36,508
Accumulated long-term gains	$8,170,370	$3,439,017	$4,662,760	$1,709,438	$49,721

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG Income Portfolio
Investor Class
2012	$11.23	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.61	5.81%	0.21%	2.21%	28%	$128,450
2011	$10.27	0.24	0.97	1.21	(0.25)	—	(0.25)	$11.23	11.87%	0.21%	2.26%	10%	$81,907
2010	$9.53	0.22	0.74	0.96	(0.22)	—	(0.22)	$10.27	10.15%	0.21%	2.19%	13%	$102,497
2009	$10.64	0.24	(0.95)	(0.71)	(0.31)	(0.09)	(0.40)	$9.53	(6.44)%	0.20%	2.64%	51%	$95,441
2008	$11.06	0.40	(0.38)	0.02	(0.42)	(0.02)	(0.44)	$10.64	0.11%	0.20%	3.61%	26%	$49,378
Institutional Class
2012	$11.24	0.27	0.38	0.65	(0.28)	—	(0.28)	$11.61	5.92%	0.01%	2.41%	28%	$74,759
2011	$10.27	0.28	0.96	1.24	(0.27)	—	(0.27)	$11.24	12.20%	0.01%	2.46%	10%	$104,778
2010	$9.53	0.24	0.74	0.98	(0.24)	—	(0.24)	$10.27	10.37%	0.01%	2.39%	13%	$39,202
2009	$10.64	0.26	(0.95)	(0.69)	(0.33)	(0.09)	(0.42)	$9.53	(6.25)%	0.00%(4)	2.84%	51%	$25,088
2008	$11.06	0.42	(0.38)	0.04	(0.44)	(0.02)	(0.46)	$10.64	0.31%	0.00%(4)	3.81%	26%	$9,737
A Class(5)
2012	$11.23	0.23	0.37	0.60	(0.23)	—	(0.23)	$11.60	5.46%	0.46%	1.96%	28%	$105,111
2011	$10.27	0.22	0.96	1.18	(0.22)	—	(0.22)	$11.23	11.60%	0.46%	2.01%	10%	$87,205
2010	$9.53	0.19	0.75	0.94	(0.20)	—	(0.20)	$10.27	9.87%	0.46%	1.94%	13%	$68,110
2009	$10.64	0.21	(0.94)	(0.73)	(0.29)	(0.09)	(0.38)	$9.53	(6.67)%	0.45%	2.39%	51%	$34,202
2008	$11.05	0.35	(0.35)	—	(0.39)	(0.02)	(0.41)	$10.64	(0.05)%	0.45%	3.36%	26%	$8,285

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012	$11.24	0.14	0.38	0.52	(0.15)	—	(0.15)	$11.61	4.69%	1.21%	1.21%	28%	$810
2011	$10.27	0.09	1.02	1.11	(0.14)	—	(0.14)	$11.24	10.87%	1.21%	1.26%	10%	$538
2010(6)	$10.15	0.03	0.12	0.15	(0.03)	—	(0.03)	$10.27	1.51%	1.21%(7)	0.77%(7)	13%(8)	$35
R Class
2012	$11.22	0.18	0.39	0.57	(0.20)	—	(0.20)	$11.59	5.20%	0.71%	1.71%	28%	$38,365
2011	$10.26	0.19	0.96	1.15	(0.19)	—	(0.19)	$11.22	11.33%	0.71%	1.76%	10%	$24,616
2010	$9.52	0.16	0.75	0.91	(0.17)	—	(0.17)	$10.26	9.61%	0.71%	1.69%	13%	$12,527
2009	$10.63	0.18	(0.93)	(0.75)	(0.27)	(0.09)	(0.36)	$9.52	(6.91)%	0.70%	2.14%	51%	$3,466
2008	$11.05	0.30	(0.34)	(0.04)	(0.36)	(0.02)	(0.38)	$10.63	(0.40)%	0.70%	3.11%	26%	$351

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio was less than 0.005%.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	March 1, 2010 (commencement of sale) through July 31, 2010.
(7)	Annualized.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2015 Portfolio
Investor Class
2012	$11.88	0.26	0.39	0.65	(0.27)	—	(0.27)	$12.26	5.63%	0.21%	2.22%	19%	$424,416
2011	$10.76	0.25	1.11	1.36	(0.24)	—	(0.24)	$11.88	12.72%	0.21%	2.21%	4%	$322,747
2010	$9.87	0.22	0.86	1.08	(0.19)	—	(0.19)	$10.76	11.00%	0.21%	2.11%	9%	$284,172
2009	$11.39	0.26	(1.29)	(1.03)	(0.35)	(0.14)	(0.49)	$9.87	(8.63)%	0.20%	2.78%	28%	$217,149
2008	$11.91	0.43	(0.49)	(0.06)	(0.41)	(0.05)	(0.46)	$11.39	(0.67)%	0.20%	3.62%	20%	$161,838
Institutional Class
2012	$11.90	0.29	0.38	0.67	(0.29)	—	(0.29)	$12.28	5.83%	0.01%	2.42%	19%	$125,106
2011	$10.78	0.29	1.09	1.38	(0.26)	—	(0.26)	$11.90	12.92%	0.01%	2.41%	4%	$175,214
2010	$9.89	0.25	0.85	1.10	(0.21)	—	(0.21)	$10.78	11.20%	0.01%	2.31%	9%	$82,264
2009	$11.41	0.24	(1.25)	(1.01)	(0.37)	(0.14)	(0.51)	$9.89	(8.42)%	0.00%(4)	2.98%	28%	$59,500
2008	$11.93	0.44	(0.48)	(0.04)	(0.43)	(0.05)	(0.48)	$11.41	(0.46)%	0.00%(4)	3.82%	20%	$17,845
A Class(5)
2012	$11.87	0.23	0.38	0.61	(0.24)	—	(0.24)	$12.24	5.28%	0.46%	1.97%	19%	$242,298
2011	$10.75	0.22	1.11	1.33	(0.21)	—	(0.21)	$11.87	12.44%	0.46%	1.96%	4%	$178,615
2010	$9.86	0.19	0.86	1.05	(0.16)	—	(0.16)	$10.75	10.73%	0.46%	1.86%	9%	$115,945
2009	$11.37	0.25	(1.29)	(1.04)	(0.33)	(0.14)	(0.47)	$9.86	(8.79)%	0.45%	2.53%	28%	$40,386
2008	$11.89	0.38	(0.47)	(0.09)	(0.38)	(0.05)	(0.43)	$11.37	(0.93)%	0.45%	3.37%	20%	$24,384
C Class
2012	$11.84	0.13	0.39	0.52	(0.15)	—	(0.15)	$12.21	4.50%	1.21%	1.22%	19%	$2,124
2011	$10.72	0.12	1.12	1.24	(0.12)	—	(0.12)	$11.84	11.62%	1.21%	1.21%	4%	$934
2010(6)	$10.55	0.04	0.13	0.17	—	—	—	$10.72	1.61%	1.21%(7)	0.83%(7)	9%(8)	$182

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$11.85	0.20	0.38	0.58	(0.21)	—	(0.21)	$12.22	5.02%	0.71%	1.72%	19%	$86,079
2011	$10.73	0.20	1.10	1.30	(0.18)	—	(0.18)	$11.85	12.18%	0.71%	1.71%	4%	$58,006
2010	$9.84	0.16	0.87	1.03	(0.14)	—	(0.14)	$10.73	10.47%	0.71%	1.61%	9%	$37,643
2009	$11.36	0.18	(1.25)	(1.07)	(0.31)	(0.14)	(0.45)	$9.84	(9.12)%	0.70%	2.28%	28%	$13,316
2008	$11.88	0.39	(0.51)	(0.12)	(0.35)	(0.05)	(0.40)	$11.36	(1.19)%	0.70%	3.12%	20%	$4,165

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio was less than 0.005%.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	March 1, 2010 (commencement of sale) through July 31, 2010.
(7)	Annualized.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2020 Portfolio
Investor Class
2012	$10.37	0.21	0.32	0.53	(0.23)	(0.03)	(0.26)	$10.64	5.27%	0.21%	2.14%	28%	$218,341
2011	$9.30	0.20	1.06	1.26	(0.19)	—(4)	(0.19)	$10.37	13.66%	0.21%	2.13%	4%	$105,921
2010	$8.47	0.19	0.80	0.99	(0.15)	(0.01)	(0.16)	$9.30	11.69%	0.21%	1.99%	8%	$127,604
2009	$9.49	0.13	(1.03)	(0.90)	(0.12)	—	(0.12)	$8.47	(9.38)%	0.20%	1.70%	53%	$91,329
2008(5)	$10.00	0.03	(0.54)	(0.51)	—	—	—	$9.49	(5.10)%	0.20%(6)	1.89%(6)	0%	$1,073
Institutional Class
2012	$10.38	0.25	0.30	0.55	(0.25)	(0.03)	(0.28)	$10.65	5.48%	0.01%	2.34%	28%	$99,935
2011	$9.31	0.24	1.04	1.28	(0.21)	—(4)	(0.21)	$10.38	13.88%	0.01%	2.33%	4%	$169,034
2010	$8.47	0.20	0.81	1.01	(0.16)	(0.01)	(0.17)	$9.31	11.90%	0.01%	2.19%	8%	$44,304
2009	$9.50	0.15	(1.05)	(0.90)	(0.13)	—	(0.13)	$8.47	(9.26)%	0.00%(7)	1.90%	53%	$21,532
2008(5)	$10.00	0.04	(0.54)	(0.50)	—	—	—	$9.50	(5.00)%	0.00%(6)(7)	2.09%(6)	0%	$16
A Class(8)
2012	$10.36	0.20	0.29	0.49	(0.20)	(0.03)	(0.23)	$10.62	4.92%	0.46%	1.89%	28%	$180,502
2011	$9.28	0.19	1.05	1.24	(0.16)	—(4)	(0.16)	$10.36	13.51%	0.46%	1.88%	4%	$124,401
2010	$8.45	0.15	0.81	0.96	(0.12)	(0.01)	(0.13)	$9.28	11.43%	0.46%	1.74%	8%	$80,483
2009	$9.49	0.15	(1.08)	(0.93)	(0.11)	—	(0.11)	$8.45	(9.72)%	0.45%	1.45%	53%	$3,882
2008(5)	$10.00	0.04	(0.55)	(0.51)	—	—	—	$9.49	(5.10)%	0.45%(6)	1.64%(6)	0%	$6
C Class
2012	$10.34	0.10	0.32	0.42	(0.12)	(0.03)	(0.15)	$10.61	4.23%	1.21%	1.14%	28%	$2,304
2011	$9.26	0.10	1.07	1.17	(0.09)	—(4)	(0.09)	$10.34	12.68%	1.21%	1.13%	4%	$578
2010(9)	$9.12	0.03	0.11	0.14	—	—	—	$9.26	1.54%	1.21%(6)	0.67%(6)	8%(10)	$103

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$10.34	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	$10.61	4.76%	0.71%	1.64%	28%	$61,212
2011	$9.27	0.16	1.05	1.21	(0.14)	—(4)	(0.14)	$10.34	13.13%	0.71%	1.63%	4%	$35,703
2010	$8.44	0.13	0.81	0.94	(0.10)	(0.01)	(0.11)	$9.27	11.17%	0.71%	1.49%	8%	$14,928
2009	$9.49	0.14	(1.10)	(0.96)	(0.09)	—	(0.09)	$8.44	(9.96)%	0.70%	1.20%	53%	$3,274
2008(5)	$10.00	0.03	(0.54)	(0.51)	—	—	—	$9.49	(5.10)%	0.70%(6)	1.39%(6)	0%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Per-share amount was less than $0.005.
(5)	May 30, 2008 (fund inception) through July 31, 2008.
(6)	Annualized.
(7)	Ratio was less than 0.005%.
(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(9)	March 1, 2010 (commencement of sale) through July 31, 2010.
(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2025 Portfolio
Investor Class
2012	$12.13	0.25	0.34	0.59	(0.26)	—	(0.26)	$12.46	4.99%	0.21%	2.07%	21%	$554,462
2011	$10.78	0.23	1.34	1.57	(0.22)	—	(0.22)	$12.13	14.60%	0.21%	1.98%	3%	$425,965
2010	$9.76	0.19	1.00	1.19	(0.17)	—	(0.17)	$10.78	12.19%	0.21%	1.83%	10%	$393,154
2009	$11.63	0.22	(1.63)	(1.41)	(0.30)	(0.16)	(0.46)	$9.76	(11.64)%	0.20%	2.43%	22%	$313,816
2008	$12.35	0.42	(0.69)	(0.27)	(0.40)	(0.05)	(0.45)	$11.63	(2.39)%	0.20%	3.40%	18%	$215,024
Institutional Class
2012	$12.14	0.27	0.34	0.61	(0.28)	—	(0.28)	$12.47	5.20%	0.01%	2.27%	21%	$181,693
2011	$10.79	0.27	1.32	1.59	(0.24)	—	(0.24)	$12.14	14.82%	0.01%	2.18%	3%	$257,121
2010	$9.77	0.21	1.00	1.21	(0.19)	—	(0.19)	$10.79	12.40%	0.01%	2.03%	10%	$103,770
2009	$11.64	0.24	(1.63)	(1.39)	(0.32)	(0.16)	(0.48)	$9.77	(11.45)%	0.00%(4)	2.63%	22%	$78,031
2008	$12.37	0.43	(0.69)	(0.26)	(0.42)	(0.05)	(0.47)	$11.64	(2.27)%	0.00%(4)	3.60%	18%	$44,611
A Class(5)
2012	$12.11	0.22	0.34	0.56	(0.23)	—	(0.23)	$12.44	4.73%	0.46%	1.82%	21%	$327,130
2011	$10.77	0.20	1.33	1.53	(0.19)	—	(0.19)	$12.11	14.23%	0.46%	1.73%	3%	$242,996
2010	$9.74	0.16	1.01	1.17	(0.14)	—	(0.14)	$10.77	12.03%	0.46%	1.58%	10%	$143,045
2009	$11.61	0.21	(1.64)	(1.43)	(0.28)	(0.16)	(0.44)	$9.74	(11.89)%	0.45%	2.18%	22%	$49,723
2008	$12.34	0.35	(0.66)	(0.31)	(0.37)	(0.05)	(0.42)	$11.61	(2.73)%	0.45%	3.15%	18%	$28,073
C Class
2012	$12.09	0.12	0.34	0.46	(0.14)	—	(0.14)	$12.41	3.87%	1.21%	1.07%	21%	$3,498
2011	$10.74	0.11	1.34	1.45	(0.10)	—	(0.10)	$12.09	13.50%	1.21%	0.98%	3%	$1,595
2010(6)	$10.58	0.02	0.14	0.16	—	—	—	$10.74	1.51%	1.21%(7)	0.43%(7)	10%(8)	$373

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$12.09	0.19	0.34	0.53	(0.20)	—	(0.20)	$12.42	4.48%	0.71%	1.57%	21%	$129,489
2011	$10.75	0.17	1.33	1.50	(0.16)	—	(0.16)	$12.09	13.97%	0.71%	1.48%	3%	$88,153
2010	$9.73	0.14	0.99	1.13	(0.11)	—	(0.11)	$10.75	11.66%	0.71%	1.33%	10%	$47,433
2009	$11.60	0.16	(1.62)	(1.46)	(0.25)	(0.16)	(0.41)	$9.73	(12.12)%	0.70%	1.93%	22%	$16,344
2008	$12.32	0.36	(0.70)	(0.34)	(0.33)	(0.05)	(0.38)	$11.60	(2.90)%	0.70%	2.90%	18%	$2,746

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio was less than 0.005%.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	March 1, 2010 (commencement of sale) through July 31, 2010.
(7)	Annualized.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2030 Portfolio
Investor Class
2012	$10.17	0.18	0.27	0.45	(0.19)	(0.02)	(0.21)	$10.41	4.60%	0.21%	1.87%	28%	$170,955
2011	$8.95	0.16	1.21	1.37	(0.15)	—(4)	(0.15)	$10.17	15.41%	0.21%	1.76%	4%	$76,884
2010	$8.04	0.14	0.89	1.03	(0.11)	(0.01)	(0.12)	$8.95	12.90%	0.21%	1.63%	7%	$99,983
2009	$9.39	0.10	(1.36)	(1.26)	(0.09)	—	(0.09)	$8.04	(13.30)%	0.20%	1.48%	43%	$70,382
2008(5)	$10.00	0.02	(0.63)	(0.61)	—	—	—	$9.39	(6.10)%	0.20%(6)	1.49%(6)	4%	$626
Institutional Class
2012	$10.18	0.21	0.26	0.47	(0.21)	(0.02)	(0.23)	$10.42	4.71%	0.01%	2.07%	28%	$94,349
2011	$8.95	0.20	1.20	1.40	(0.17)	—(4)	(0.17)	$10.18	15.62%	0.01%	1.96%	4%	$144,661
2010	$8.05	0.16	0.88	1.04	(0.13)	(0.01)	(0.14)	$8.95	13.11%	0.01%	1.83%	7%	$33,647
2009	$9.40	0.12	(1.37)	(1.25)	(0.10)	—	(0.10)	$8.05	(13.18)%	0.00%(7)	1.68%	43%	$17,528
2008(5)	$10.00	0.04	(0.64)	(0.60)	—	—	—	$9.40	(6.00)%	0.00%(6)(7)	1.69%(6)	4%	$6
A Class(8)
2012	$10.15	0.17	0.24	0.41	(0.16)	(0.02)	(0.18)	$10.38	4.25%	0.46%	1.62%	28%	$170,227
2011	$8.93	0.15	1.20	1.35	(0.13)	—(4)	(0.13)	$10.15	15.15%	0.46%	1.51%	4%	$114,892
2010	$8.03	0.12	0.88	1.00	(0.09)	(0.01)	(0.10)	$8.93	12.51%	0.46%	1.38%	7%	$71,159
2009	$9.39	0.11	(1.39)	(1.28)	(0.08)	—	(0.08)	$8.03	(13.53)%	0.45%	1.23%	43%	$3,378
2008(5)	$10.00	0.03	(0.64)	(0.61)	—	—	—	$9.39	(6.10)%	0.45%(6)	1.24%(6)	4%	$6
C Class
2012	$10.13	0.09	0.26	0.35	(0.09)	(0.02)	(0.11)	$10.37	3.57%	1.21%	0.87%	28%	$1,595
2011	$8.92	0.06	1.20	1.26	(0.05)	—(4)	(0.05)	$10.13	14.18%	1.21%	0.76%	4%	$728
2010(9)	$8.80	0.02	0.10	0.12	—	—	—	$8.92	1.36%	1.21%(6)	0.41%(6)	7%(10)	$162

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$10.14	0.13	0.26	0.39	(0.14)	(0.02)	(0.16)	$10.37	3.99%	0.71%	1.37%	28%	$69,278
2011	$8.92	0.12	1.20	1.32	(0.10)	—(4)	(0.10)	$10.14	14.88%	0.71%	1.26%	4%	$35,411
2010	$8.02	0.10	0.88	0.98	(0.07)	(0.01)	(0.08)	$8.92	12.24%	0.71%	1.13%	7%	$14,455
2009	$9.39	0.12	(1.42)	(1.30)	(0.07)	—	(0.07)	$8.02	(13.76)%	0.70%	0.98%	43%	$3,573
2008(5)	$10.00	0.02	(0.63)	(0.61)	—	—	—	$9.39	(6.10)%	0.70%(6)	0.99%(6)	4%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Per-share amount was less than $0.005.
(5)	May 30, 2008 (fund inception) through July 31, 2008.
(6)	Annualized.
(7)	Ratio was less than 0.005%.
(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(9)	March 1, 2010 (commencement of sale) through July 31, 2010.
(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2035 Portfolio
Investor Class
2012	$12.52	0.22	0.30	0.52	(0.23)	—	(0.23)	$12.81	4.26%	0.21%	1.82%	16%	$374,544
2011	$10.92	0.20	1.59	1.79	(0.19)	—	(0.19)	$12.52	16.44%	0.21%	1.68%	3%	$277,333
2010	$9.74	0.17	1.15	1.32	(0.14)	—	(0.14)	$10.92	13.58%	0.21%	1.54%	8%	$231,716
2009	$12.10	0.19	(2.13)	(1.94)	(0.24)	(0.18)	(0.42)	$9.74	(15.54)%	0.20%	2.12%	18%	$170,455
2008	$13.09	0.41	(0.95)	(0.54)	(0.40)	(0.05)	(0.45)	$12.10	(4.33)%	0.20%	3.19%	16%	$128,815
Institutional Class
2012	$12.54	0.25	0.29	0.54	(0.25)	—	(0.25)	$12.83	4.46%	0.01%	2.02%	16%	$138,143
2011	$10.93	0.24	1.58	1.82	(0.21)	—	(0.21)	$12.54	16.75%	0.01%	1.88%	3%	$154,449
2010	$9.76	0.19	1.14	1.33	(0.16)	—	(0.16)	$10.93	13.68%	0.01%	1.74%	8%	$66,385
2009	$12.12	0.20	(2.12)	(1.92)	(0.26)	(0.18)	(0.44)	$9.76	(15.34)%	0.00%(4)	2.32%	18%	$46,544
2008	$13.11	0.44	(0.95)	(0.51)	(0.43)	(0.05)	(0.48)	$12.12	(4.13)%	0.00%(4)	3.39%	16%	$24,120
A Class(5)
2012	$12.50	0.20	0.29	0.49	(0.20)	—	(0.20)	$12.79	4.00%	0.46%	1.57%	16%	$239,410
2011	$10.90	0.17	1.59	1.76	(0.16)	—	(0.16)	$12.50	16.17%	0.46%	1.43%	3%	$174,230
2010	$9.73	0.14	1.14	1.28	(0.11)	—	(0.11)	$10.90	13.21%	0.46%	1.29%	8%	$103,002
2009	$12.09	0.17	(2.13)	(1.96)	(0.22)	(0.18)	(0.40)	$9.73	(15.77)%	0.45%	1.87%	18%	$32,896
2008	$13.08	0.35	(0.92)	(0.57)	(0.37)	(0.05)	(0.42)	$12.09	(4.58)%	0.45%	2.94%	16%	$19,145
C Class
2012	$12.46	0.09	0.32	0.41	(0.11)	—	(0.11)	$12.76	3.31%	1.21%	0.82%	16%	$1,396
2011	$10.87	0.07	1.59	1.66	(0.07)	—	(0.07)	$12.46	15.25%	1.21%	0.68%	3%	$630
2010(6)	$10.74	0.01	0.12	0.13	—	—	—	$10.87	1.21%	1.21%(7)	0.29%(7)	8%(8)	$86

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$12.48	0.16	0.31	0.47	(0.17)	—	(0.17)	$12.78	3.83%	0.71%	1.32%	16%	$101,164
2011	$10.89	0.14	1.58	1.72	(0.13)	—	(0.13)	$12.48	15.80%	0.71%	1.18%	3%	$71,077
2010	$9.72	0.11	1.15	1.26	(0.09)	—	(0.09)	$10.89	12.93%	0.71%	1.04%	8%	$35,276
2009	$12.07	0.14	(2.11)	(1.97)	(0.20)	(0.18)	(0.38)	$9.72	(15.92)%	0.70%	1.62%	18%	$10,785
2008	$13.06	0.43	(1.03)	(0.60)	(0.34)	(0.05)	(0.39)	$12.07	(4.84)%	0.70%	2.69%	16%	$2,178

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio was less than 0.005%.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	March 1, 2010 (commencement of sale) through July 31, 2010.
(7)	Annualized.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2040 Portfolio
Investor Class
2012	$10.11	0.17	0.23	0.40	(0.17)	(0.03)	(0.20)	$10.31	4.05%	0.21%	1.71%	20%	$107,290
2011	$8.72	0.14	1.39	1.53	(0.14)	—(4)	(0.14)	$10.11	17.57%	0.21%	1.57%	5%	$44,433
2010	$7.75	0.12	0.95	1.07	(0.09)	(0.01)	(0.10)	$8.72	13.80%	0.21%	1.40%	3%	$41,985
2009	$9.29	0.09	(1.54)	(1.45)	(0.09)	—	(0.09)	$7.75	(15.53)%	0.20%	1.38%	25%	$24,386
2008(5)	$10.00	0.01	(0.72)	(0.71)	—	—	—	$9.29	(7.10)%	0.20%(6)	1.10%(6)	3%	$831
Institutional Class
2012	$10.12	0.19	0.23	0.42	(0.19)	(0.03)	(0.22)	$10.32	4.26%	0.01%	1.91%	20%	$70,149
2011	$8.73	0.18	1.37	1.55	(0.16)	—(4)	(0.16)	$10.12	17.78%	0.01%	1.77%	5%	$78,468
2010	$7.75	0.14	0.96	1.10	(0.11)	(0.01)	(0.12)	$8.73	14.16%	0.01%	1.60%	3%	$22,593
2009	$9.29	0.11	(1.56)	(1.45)	(0.09)	—	(0.09)	$7.75	(15.43)%	0.00%(7)	1.58%	25%	$9,846
2008(5)	$10.00	0.03	(0.74)	(0.71)	—	—	—	$9.29	(7.10)%	0.00%(6)(7)	1.30%(6)	3%	$6
A Class(8)
2012	$10.10	0.15	0.22	0.37	(0.14)	(0.03)	(0.17)	$10.30	3.80%	0.46%	1.46%	20%	$110,524
2011	$8.71	0.13	1.37	1.50	(0.11)	—(4)	(0.11)	$10.10	17.29%	0.46%	1.32%	5%	$69,629
2010	$7.73	0.09	0.97	1.06	(0.07)	(0.01)	(0.08)	$8.71	13.68%	0.46%	1.15%	3%	$42,212
2009	$9.29	0.09	(1.57)	(1.48)	(0.08)	—	(0.08)	$7.73	(15.87)%	0.45%	1.13%	25%	$1,551
2008(5)	$10.00	0.02	(0.73)	(0.71)	—	—	—	$9.29	(7.10)%	0.45%(6)	0.85%(6)	3%	$6
C Class
2012	$10.07	0.06	0.23	0.29	(0.07)	(0.03)	(0.10)	$10.26	2.93%	1.21%	0.71%	20%	$559
2011	$8.68	0.05	1.38	1.43	(0.04)	—(4)	(0.04)	$10.07	16.46%	1.21%	0.57%	5%	$215
2010(9)	$8.60	—(4)	0.08	0.08	—	—	—	$8.68	0.93%	1.21%(6)	0.12%(6)	3%(10)	$68

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$10.08	0.12	0.23	0.35	(0.12)	(0.03)	(0.15)	$10.28	3.54%	0.71%	1.21%	20%	$36,524
2011	$8.69	0.10	1.38	1.48	(0.09)	—(4)	(0.09)	$10.08	17.03%	0.71%	1.07%	5%	$18,752
2010	$7.72	0.08	0.95	1.03	(0.05)	(0.01)	(0.06)	$8.69	13.28%	0.71%	0.90%	3%	$7,773
2009	$9.28	0.10	(1.59)	(1.49)	(0.07)	—	(0.07)	$7.72	(16.01)%	0.70%	0.88%	25%	$2,347
2008(5)	$10.00	0.02	(0.74)	(0.72)	—	—	—	$9.28	(7.20)%	0.70%(6)	0.60%(6)	3%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Per-share amount was less than $0.005.
(5)	May 30, 2008 (fund inception) through July 31, 2008.
(6)	Annualized.
(7)	Ratio was less than 0.005%.
(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(9)	March 1, 2010 (commencement of sale) through July 31, 2010.
(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2045 Portfolio
Investor Class
2012	$12.59	0.20	0.26	0.46	(0.21)	—	(0.21)	$12.84	3.76%	0.21%	1.66%	14%	$222,501
2011	$10.82	0.18	1.76	1.94	(0.17)	—	(0.17)	$12.59	17.98%	0.21%	1.51%	2%	$157,711
2010	$9.59	0.14	1.22	1.36	(0.13)	—	(0.13)	$10.82	14.16%	0.21%	1.35%	9%	$113,447
2009	$12.24	0.18	(2.41)	(2.23)	(0.22)	(0.20)	(0.42)	$9.59	(17.74)%	0.20%	1.99%	18%	$85,095
2008	$13.40	0.42	(1.12)	(0.70)	(0.41)	(0.05)	(0.46)	$12.24	(5.53)%	0.20%	3.19%	18%	$72,649
Institutional Class
2012	$12.60	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.86	4.04%	0.01%	1.86%	14%	$116,894
2011	$10.83	0.21	1.75	1.96	(0.19)	—	(0.19)	$12.60	18.10%	0.01%	1.71%	2%	$110,477
2010	$9.60	0.16	1.22	1.38	(0.15)	—	(0.15)	$10.83	14.48%	0.01%	1.55%	9%	$57,836
2009	$12.25	0.20	(2.41)	(2.21)	(0.24)	(0.20)	(0.44)	$9.60	(17.56)%	0.00%(4)	2.19%	18%	$34,639
2008	$13.42	0.44	(1.12)	(0.68)	(0.44)	(0.05)	(0.49)	$12.25	(5.40)%	0.00%(4)	3.39%	18%	$31,054
A Class(5)
2012	$12.56	0.18	0.26	0.44	(0.18)	—	(0.18)	$12.82	3.59%	0.46%	1.41%	14%	$147,197
2011	$10.80	0.15	1.75	1.90	(0.14)	—	(0.14)	$12.56	17.63%	0.46%	1.26%	2%	$104,426
2010	$9.57	0.11	1.22	1.33	(0.10)	—	(0.10)	$10.80	13.90%	0.46%	1.10%	9%	$56,695
2009	$12.22	0.15	(2.40)	(2.25)	(0.20)	(0.20)	(0.40)	$9.57	(17.98)%	0.45%	1.74%	18%	$17,537
2008	$13.38	0.39	(1.13)	(0.74)	(0.37)	(0.05)	(0.42)	$12.22	(5.78)%	0.45%	2.94%	18%	$11,411
C Class
2012	$12.53	0.08	0.27	0.35	(0.09)	—	(0.09)	$12.79	2.82%	1.21%	0.66%	14%	$633
2011	$10.78	0.03	1.77	1.80	(0.05)	—	(0.05)	$12.53	16.68%	1.21%	0.51%	2%	$363
2010(6)	$10.67	0.01	0.10	0.11	—	—	—	$10.78	1.03%	1.21%(7)	0.14%(7)	9%(8)	$59

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$12.55	0.14	0.27	0.41	(0.15)	—	(0.15)	$12.81	3.33%	0.71%	1.16%	14%	$62,208
2011	$10.79	0.12	1.75	1.87	(0.11)	—	(0.11)	$12.55	17.35%	0.71%	1.01%	2%	$39,540
2010	$9.56	0.09	1.21	1.30	(0.07)	—	(0.07)	$10.79	13.63%	0.71%	0.85%	9%	$17,327
2009	$12.21	0.11	(2.38)	(2.27)	(0.18)	(0.20)	(0.38)	$9.56	(18.20)%	0.70%	1.49%	18%	$4,966
2008	$13.36	0.38	(1.14)	(0.76)	(0.34)	(0.05)	(0.39)	$12.21	(5.96)%	0.70%	2.69%	18%	$1,403

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio was less than 0.005%.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	March 1, 2010 (commencement of sale) through July 31, 2010.
(7)	Annualized.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2050 Portfolio
Investor Class
2012	$9.88	0.14	0.21	0.35	(0.14)	(0.02)	(0.16)	$10.07	3.67%	0.21%	1.53%	12%	$48,553
2011	$8.45	0.13	1.42	1.55	(0.12)	—(4)	(0.12)	$9.88	18.35%	0.21%	1.37%	6%	$20,035
2010	$7.46	0.10	0.97	1.07	(0.08)	—(4)	(0.08)	$8.45	14.33%	0.22%	1.17%	13%	$10,225
2009	$9.23	0.10	(1.80)	(1.70)	(0.07)	—	(0.07)	$7.46	(18.30)%	0.20%	1.57%	26%	$3,454
2008(5)	$10.00	0.02	(0.79)	(0.77)	—	—	—	$9.23	(7.70)%	0.20%(6)	1.16%(6)	3%	$464
Institutional Class
2012	$9.90	0.17	0.20	0.37	(0.16)	(0.02)	(0.18)	$10.09	3.87%	0.01%	1.73%	12%	$49,284
2011	$8.46	0.15	1.43	1.58	(0.14)	—(4)	(0.14)	$9.90	18.69%	0.01%	1.57%	6%	$30,796
2010	$7.47	0.12	0.96	1.08	(0.09)	—(4)	(0.09)	$8.46	14.54%	0.02%	1.37%	13%	$8,482
2009	$9.23	0.12	(1.80)	(1.68)	(0.08)	—	(0.08)	$7.47	(18.09)%	0.00%(7)	1.77%	26%	$3,179
2008(5)	$10.00	0.03	(0.80)	(0.77)	—	—	—	$9.23	(7.70)%	0.00%(6)(7)	1.36%(6)	3%	$6
A Class(8)
2012	$9.87	0.13	0.20	0.33	(0.12)	(0.02)	(0.14)	$10.06	3.41%	0.46%	1.28%	12%	$55,073
2011	$8.44	0.11	1.41	1.52	(0.09)	—(4)	(0.09)	$9.87	18.08%	0.46%	1.12%	6%	$29,685
2010	$7.45	0.07	0.97	1.04	(0.05)	—(4)	(0.05)	$8.44	14.06%	0.47%	0.92%	13%	$13,463
2009	$9.23	0.07	(1.79)	(1.72)	(0.06)	—	(0.06)	$7.45	(18.52)%	0.45%	1.32%	26%	$336
2008(5)	$10.00	0.02	(0.79)	(0.77)	—	—	—	$9.23	(7.70)%	0.45%(6)	0.91%(6)	3%	$6
C Class
2012	$9.85	0.05	0.21	0.26	(0.05)	(0.02)	(0.07)	$10.04	2.64%	1.21%	0.53%	12%	$530
2011	$8.42	0.05	1.40	1.45	(0.02)	—(4)	(0.02)	$9.85	17.23%	1.21%	0.37%	6%	$117
2010(9)	$8.35	—(4)	0.07	0.07	—	—	—	$8.42	0.84%	1.22%(6)	0.06%(6)	13%(10)	$32

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$9.86	0.10	0.21	0.31	(0.10)	(0.02)	(0.12)	$10.05	3.16%	0.71%	1.03%	12%	$15,933
2011	$8.43	0.09	1.41	1.50	(0.07)	—(4)	(0.07)	$9.86	17.80%	0.71%	0.87%	6%	$7,660
2010	$7.44	0.06	0.96	1.02	(0.03)	—(4)	(0.03)	$8.43	13.79%	0.73%	0.66%	13%	$3,076
2009	$9.22	0.08	(1.81)	(1.73)	(0.05)	—	(0.05)	$7.44	(18.66)%	0.70%	1.07%	26%	$186
2008(5)	$10.00	0.02	(0.80)	(0.78)	—	—	—	$9.22	(7.80)%	0.70%(6)	0.66%(6)	3%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Per-share amount was less than $0.005.
(5)	May 30, 2008 (fund inception) through July 31, 2008.
(6)	Annualized.
(7)	Ratio was less than 0.005%.
(8)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(9)	March 1, 2010 (commencement of sale) through July 31, 2010.
(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
LIVESTRONG 2055 Portfolio
Investor Class
2012	$9.92	0.12	0.25	0.37	(0.10)	$10.19	3.78%	0.20%	1.25%	44%	$3,920
2011(4)	$10.00	0.03	(0.11)	(0.08)	—	$9.92	(0.80)%	0.20%(5)	0.86%(5)	12%	$390
Institutional Class
2012	$9.92	0.14	0.25	0.39	(0.11)	$10.20	4.04%	0.00%(6)	1.45%	44%	$3,939
2011(4)	$10.00	0.04	(0.12)	(0.08)	—	$9.92	(0.80)%	0.00%(5)(6)	1.06%(5)	12%	$379
A Class
2012	$9.91	0.10	0.24	0.34	(0.08)	$10.17	3.49%	0.45%	1.00%	44%	$3,253
2011(4)	$10.00	0.02	(0.11)	(0.09)	—	$9.91	(0.90)%	0.45%(5)	0.61%(5)	12%	$21
C Class
2012	$9.88	0.02	0.26	0.28	(0.03)	$10.13	2.81%	1.20%	0.25%	44%	$87
2011(4)	$10.00	(0.01)	(0.11)	(0.12)	—	$9.88	(1.20)%	1.20%(5)	(0.14)%(5)	12%	$5
R Class
2012	$9.90	0.06	0.26	0.32	(0.06)	$10.16	3.29%	0.70%	0.75%	44%	$1,108
2011(4)	$10.00	0.01	(0.11)	(0.10)	—	$9.90	(1.00)%	0.70%(5)	0.36%(5)	12%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	March 31, 2011 (fund inception) through July 31, 2011.
(5)	Annualized.
(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio, LIVESTRONG 2050 Portfolio, nine of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Corporation”) as of July 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of LIVESTRONG 2055 Portfolio, one of the portfolios constituting the Corporation, as of July 31, 2012, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from March 31, 2011 (the commencement of operations) through July 31, 2011. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio, LIVESTRONG 2050 Portfolio, and LIVESTRONG 2055 Portfolio of American Century Asset Allocation Portfolios, Inc. as of July 31, 2012, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods described above, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 19, 2012

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age for an individual director may be extended with the approval of the remaining independent directors.

Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). Mr. Fink is an “interested person” because he currently serves as Executive Vice President and Chief Operating Officer of ACC.

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	66	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	66	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)	66	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager)	66	Saia, Inc.(2002 to 2012) and Entertainment Properties Trust
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	66	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	66	Euronet Worldwide Inc.; Charming Shoppes, Inc. (2006 to 2010); and DST Systems Inc. (1996 to 2012)
John R. Whitten (1946)	Director	Since 2008	Retired	66	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services) (2004 to 2010)	66	Applied Industrial Technology (2001 to 2010)

Interested Directors
Barry Fink (1955)	Director and Executive Vice President	Since 2012 (Executive Vice President since 2007)	Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007). Also serves as Manager, ACS and Director, ACC and certain ACC subsidiaries	66	None
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	108	None

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Director since 2012 and Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007). Also serves as Manager, ACS and Director, ACC and certain ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000	Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present). Also serves as Senior Vice President, ACS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

Approval of Management Agreements

At a meeting held on June 21, 2012, the Funds’ Board of Directors unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a Fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Funds;

•	the wide range of other programs and services the Advisor provides to the Funds and their shareholders on a routine and non-routine basis;

•
the investment performance of the funds, including data comparing the Funds’ performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Funds to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Funds and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreements, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Funds. The Board noted that under the management agreements, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Funds

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Funds, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Funds to meet or exceed industry standards. More detailed information about the Funds’ performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreements, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Funds under the management agreements to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing the Funds, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services to the fund, and the reasonableness of the management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Funds. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund pays the Advisor an administrative fee and indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Funds’ independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each Fund’s expenses to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the expenses of each Fund are reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Funds to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between each Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2012.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2012 as qualified for the corporate dividends received deduction.

LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
$1,995,884	$6,681,376	$4,414,612	$9,924,608	$4,165,839

LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
$7,430,175	$2,766,717	$5,015,306	$1,282,302	$30,538

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions for the fiscal year ended July 31, 2012.

LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
—	—	$1,388,898	—	$795,764

LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
—	$542,320	—	$137,152	—

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871.

LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
—	—	$140,996	—	$142,340

LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
—	$63,581	—	$22,580	$26

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
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American Century Asset Allocation Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-76088   1209

ANNUAL REPORT                             JULY 31, 2012

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Portfolio Commentary	8
Portfolio Characteristics	12
Shareholder Fee Examples	13
Schedule of Investments	15
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	22
Notes to Financial Statements	25
Financial Highlights	34
Report of Independent Registered Public Accounting Firm	36
Management	37
Approval of Management Agreements	40
Additional Information	45

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2012. Our report offers investment performance and portfolio information, presented with the expert perspective of our portfolio management team.

This report remains one of our most important vehicles for conveying information about fund returns, as well as market factors and strategies that affected fund performance. For additional, updated information, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Flight to Quality as Economic and Financial Uncertainties Resurfaced

During the second half of 2011 and the first half of 2012, the global economy and financial markets struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe. There were also questions about near-term growth levels in emerging economies such as China, and about possible sovereign debt defaults in southern Europe.

These near-term uncertainties manifested themselves in asset returns for the 12 months ended July 31, 2012. Assets perceived to be “safe-haven” investments rallied—the 30-year U.S. Treasury bond posted a 38% total return. At the other end of the spectrum, international stock returns for U.S. investors were undermined by a combination of risk-averse investing attitudes, weakening global economic growth, and a stronger U.S. dollar versus the euro and other currencies. Commodity prices also declined during the period.

Unfortunately, the instability that triggered much of this flight-to-quality trading remains largely in place, and the coming months may bring additional uncertainties about U.S. presidential election results and what might happen when U.S. tax cuts and other stimulative measures expire in 2013 (the “Fiscal Cliff”). In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The assets under management in American Century Investments’ funds grow through investors placing new assets in the funds and through market appreciation. Asset growth has been at near record levels over the past two calendar years as market movements were upward, the funds’ relative returns were generally favorable, and the distribution strategies implemented by fund management have been successful.

The board reviews fund performance and distribution strategies on a regular basis. Several years ago, the fund’s management team discussed with the board its plans to grow fund assets in the intermediary, institutional and international distribution channels. These distribution strategies have produced strong positive growth. The growth in the intermediary channel recognizes the funds’ strong relative investment performance and the desire of many shareholders to seek financial guidance. Investors in both the institutional and international channels appear to find the funds’ risk-based investment strategies attractive. The board continues to support fund management’s strategies to increase fund assets and will continue to work to provide the benefits of these gains to fund shareholders.

We continue to receive a steady flow of very thoughtful questions from shareholders. If there are issues that you would like the board to address please email me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,
Don Pratt

3

Performance

Total Returns as of July 31, 2012
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative — Investor Class	AONIX	5.66%	4.66%	5.00%	9/30/04
One Choice Portfolio: Conservative — Investor Class	AOCIX	5.71%	4.13%	5.54%	9/30/04
One Choice Portfolio: Moderate — Investor Class	AOMIX	4.21%	2.94%	6.00%	9/30/04
One Choice Portfolio: Aggressive — Investor Class	AOGIX	2.50%	1.83%	6.13%	9/30/04
One Choice Portfolio: Very Aggressive — Investor Class	AOVIX	1.05%	0.10%	5.71%	9/30/04
Russell 3000 Index	—	7.33%	1.29%	5.24%	—
Barclays U.S. Aggregate Bond Index	—	7.25%	6.91%	5.62%	—

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

4

Growth of $10,000 Over Life of One Choice Portfolio: Very Conservative
$10,000 investment made September 30, 2004

*	From 9/30/04, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Conservative
$10,000 investment made September 30, 2004

*	From 9/30/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

5

Growth of $10,000 Over Life of One Choice Portfolio: Moderate
$10,000 investment made September 30, 2004

*	From 9/30/04, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Aggressive
$10,000 investment made September 30, 2004

*	From 9/30/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

6

Growth of $10,000 Over Life of One Choice Portfolio: Very Aggressive
$10,000 investment made September 30, 2004

*	From 9/30/04, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class	0.64%
One Choice Portfolio: Conservative — Investor Class	0.75%
One Choice Portfolio: Moderate — Investor Class	0.85%
One Choice Portfolio: Aggressive — Investor Class	0.95%
One Choice Portfolio: Very Aggressive — Investor Class	1.02%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

7

Portfolio Commentary

Portfolio Managers: Enrique Chang, Scott Wittman, Rich Weiss, and Scott Wilson

In April 2012, portfolio manager Irina Torelli left American Century Investments.

Performance Summary

Each of the five One Choice Portfolios advanced for the fiscal year ended July 31, 2012, with returns ranging from 1.05% for One Choice Portfolio: Very Aggressive to 5.71% for One Choice Portfolio: Conservative (see pages 4–7 for more detailed performance information). The gains for the 12-month period reflected positive returns in the U.S. stock and bond markets, tempered by declines in international stocks and bonds.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Stock Market Review

The U.S. stock market faced significant volatility during the 12 months ended July 31, 2012, but ultimately posted positive overall returns. As the reporting period began, stocks were in the midst of an accelerating market decline as evidence of a slowdown in U.S. economic activity and a worsening sovereign debt crisis in Europe put downward pressure on the equity market.

In early October, however, the stock market bottomed and reversed course, enjoying a substantial rebound through the fourth quarter of 2011 and first quarter of 2012. Investors grew more optimistic as signs of improving economic activity—including a three-year low in the unemployment rate—quashed recession fears. Another positive factor was better news out of Europe as the European Central Bank provided long-term financing to the debt markets and support for the Continent’s banking sector.

The final four months of the period brought more volatility as the headwinds facing the equity market at the start of the period returned to the forefront. Evidence of slowing economic activity in the U.S. and adverse developments in Europe—including political turmoil in Greece and troubled banks in Spain—buffeted the market, ultimately sending stocks lower.

Overall, however, domestic stocks advanced for the 12 months, though there was a divergence in performance as large-cap stocks posted solid gains, while mid- and small-cap issues produced modest returns (see the table on the next page). Growth and value stocks were also mixed—growth issues outperformed among large-cap stocks, while value shares held up better in the mid- and small-cap segments of the market.

In contrast to the domestic market, international stocks declined sharply for the 12-month period. International equity markets were adversely impacted by the turbulent events in Europe—a possible sovereign debt default in Greece; the spread of the contagion to larger, fiscally troubled European countries such as Italy and Spain; efforts by the European authorities to support the debt markets and financial sector; and renewed political turmoil and faltering banks toward the end of the period. In addition, a number of European countries faced

8

recessions, brought on in part by austerity measures intended to bring fiscal deficits under control. In this environment, European bourses suffered the most significant declines—markets in Greece, Portugal, and Spain fell the most, while Ireland and Belgium held up best. In the Asia/Pacific region, New Zealand and Australia were the best-performing markets, while the Japanese market declined the most.

Market Index Total Returns
For the 12 months ended July 31, 2012
U.S. Stocks
Russell 1000 Index (Large-Cap)	7.96%
Russell Midcap Index	2.28%
Russell 2000 Index (Small-Cap)	0.19%
International Stocks
MSCI EAFE Index	-11.45%
MSCI Emerging Markets Index	-13.93%
U.S. Fixed Income
Barclays U.S. Aggregate Bond Index (multi-sector)	7.25%
Barclays U.S. Corporate Bond Index (investment-grade)	10.09%
Barclays U.S. Corporate High-Yield Bond Index	8.06%
Barclays U.S. MBS Index (mortgage-backed securities)	4.84%
Barclays U.S. Treasury Bond Index	8.17%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	9.49%
International Bonds
Barclays Global Treasury ex-U.S. Bond Index	-0.68%

Bond Market Review

U.S. bonds posted solid gains for the 12-month period as interest rates fell sharply. Treasury bonds led the market’s advance early in the period as weaker economic growth and worsening European sovereign debt problems led to a flight to quality. In addition, the Federal Reserve introduced “Operation Twist,” which was designed to lower long-term borrowing rates and stimulate more economic activity. This course of action provided a further lift to longer-term Treasury securities.

Market leadership shifted in late 2011 and early 2012, when better economic growth and improving conditions in Europe provided a boost to credit-related sectors of the bond market. In particular, corporate bonds (both investment-grade and high-yield) and commercial mortgage-backed securities outperformed throughout the fourth quarter of 2011 and first quarter of 2012.

During the last four months of the period, Treasury bonds benefited from flight-to-quality demand, with yields falling to historic lows amid lackluster economic data and renewed turmoil in Europe. However, corporate bonds also fared well as investors sought higher-yielding investments in a low interest rate environment.

9

International bond markets rallied sharply for the 12 months as bond yields fell around the globe, with yields in many countries approaching record lows. The main exceptions were peripheral European countries such as Greece, Spain, and Italy, where concerns about fiscal deficits led to higher bond yields. For U.S. investors, however, the positive performance in international bond markets was erased by a stronger U.S. dollar, which reduces foreign investment returns for U.S. investors. The end result was a slightly negative overall return for unhedged international bonds.

Portfolio Performance

Each One Choice Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See page 12 for the specific underlying fund allocations for each One Choice Portfolio.)

Within the Portfolios, almost all of the domestic equity funds produced positive returns for the 12-month period. Real Estate Fund, which invests in real estate investment trusts, was the top performer, gaining approximately 15% for the reporting period. Large Company Value Fund and Equity Growth Fund also fared well, generating returns of nearly 10%. The only exception among domestic equity funds was Vista Fund, a mid-cap growth fund, which declined modestly for the 12 months.

Reflecting the meaningful decline in international equity markets, the Portfolios’ two international stock holdings—International Growth Fund and Emerging Markets Fund—posted double-digit declines for the reporting period.

Among the Portfolios’ fixed-income components, the leading performer was Inflation-Adjusted Bond Fund, which gained more than 9% for the 12-month period. Diversified Bond Fund (the Portfolios’ largest fixed-income holding) and High-Yield Fund also generated solid gains, while International Bond Fund declined slightly.

Portfolio Strategy

Each Portfolio has a “neutral” asset mix that indicates how the Portfolio’s investments will generally be allocated among the major asset classes (stocks, bonds, and cash-equivalents) over the long term. Our management approach involves making modest tactical adjustments to each Portfolio’s actual asset mix to add value and improve the Portfolios’ ability to meet their investment objectives.

We maintained a neutral allocation to stocks, bonds, and cash-equivalent investments for the Portfolios throughout the 12-month period. This neutral positioning reflected a lack of clarity in regard to the global economic and financial environment. However, we made some modest adjustments to our tactical positioning within the stock and bond components of the Portfolios.

Early in the reporting period, we removed a tilt toward growth over value within the equity component. Specifically, we eliminated the Portfolios’ overweight positions in Growth Fund (large-cap growth) and Vista Fund (mid-cap growth), along with corresponding underweight positions in Large Company Value Fund and Mid Cap Value Fund. As a result of these changes, the Portfolios’ equity components became neutrally positioned across the board.

10

In late 2011, we added Core Equity Plus Fund to the Portfolios’ neutral asset mixes. This fund is managed to have 100% net exposure to stocks by investing approximately 130% of its net assets in long positions, while 30% of its net assets are sold short. The proceeds from the securities sold short are used to fund the purchase of the additional 30% of long positions.

During the 12-month period, security selection in the equity portion was most successful in the Portfolios’ value-oriented holdings—Large Company Value Fund and Mid Cap Value Fund —as well as Real Estate Fund and International Growth Fund. In contrast, stock selection in Growth Fund and Vista Fund detracted from results.

In the fixed-income component of One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive, we shifted to an overweight position in High-Yield Fund and a matching underweight position in Diversified Bond Fund in the first quarter of 2012. This adjustment reflected our view that high-yield corporate bonds are more attractively valued than other segments of the U.S. bond market.

Diversified Bond Fund outperformed the broad bond market indices during the 12-month period. Sector allocation added value, particularly overweight positions in corporate bonds and commercial mortgage-backed securities. However, an underweight position in Treasury securities weighed on results. The remaining fixed-income components generally performed in line with their respective benchmarks.

A Look Ahead

Our view on the U.S. economy has changed very little, despite all the ups and downs in economic expectations over the past couple of years. We continue to see a subpar recovery, with economic growth of 1% to 3%. Although we no longer see the housing market as a drag on the economy, employment is still a concern and manufacturing activity appears to be slowing. Meanwhile, inflation in the U.S. remains tame amid weaker economic data and falling commodity prices. While we see a number of factors that argue for higher inflation down the road, the lack of current inflationary pressure gives the Federal Reserve room to act should economic conditions weaken further.

Given this backdrop, we believe equities are attractive relative to bonds and cash-equivalent investments, primarily as a result of stocks’ greater earnings yield versus historically low money market and bond yields. But this attractiveness is mitigated by uncertainty regarding the economy and corporate earnings, so we intend to maintain a neutral position for the Portfolios’ broad asset allocation as we move into the second half of 2012.

11

Portfolio Characteristics

Underlying Fund Allocations as a % of net assets as of July 31, 2012(1)
	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Equity
Core Equity Plus Fund	1.0%	2.0%	3.9%	4.5%	4.8%
Equity Growth Fund	4.0%	7.0%	12.0%	10.1%	13.0%
Growth Fund	2.5%	4.7%	7.9%	14.3%	17.8%
Large Company Value Fund	8.1%	11.1%	9.6%	8.6%	10.6%
Mid Cap Value Fund	5.1%	6.7%	5.5%	4.8%	6.0%
Real Estate Fund	2.0%	2.0%	2.1%	2.1%	2.1%
Small Company Fund	1.0%	1.5%	1.9%	2.2%	2.5%
VistaSM Fund	1.5%	4.0%	6.9%	13.3%	16.2%
Emerging Markets Fund	—	—	3.9%	6.4%	7.4%
International Growth Fund	—	6.1%	10.1%	12.7%	15.6%
Total Equity	25.2%	45.1%	63.8%	79.0%	96.0%
Fixed Income
Diversified Bond Fund	32.0%	30.0%	17.2%	8.9%	3.0%
High-Yield Fund	—	—	4.9%	7.1%	—
Inflation-Adjusted Bond Fund	9.9%	9.0%	6.1%	4.0%	—
International Bond Fund	10.0%	8.0%	3.0%	—	—
Total Fixed Income	51.9%	47.0%	31.2%	20.0%	3.0%
Prime Money Market Fund	22.9%	7.9%	5.0%	1.0%	1.0%
Other Assets and Liabilities	— (2)	— (2)	— (2)	— (2)	— (2)

(1)	Underlying fund investments represent Investor Class.
(2)	Category is less than 0.05% of total net assets.

12

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period(1) 2/1/12 - 7/31/12	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/12 - 7/31/12	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,027.50	$0.00	0.00%(3)	$3.18	0.63%
Hypothetical
Investor Class	$1,000	$1,024.86	$0.00	0.00%(3)	$3.17	0.63%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,033.60	$0.00	0.00%(3)	$3.89	0.77%
Hypothetical
Investor Class	$1,000	$1,024.86	$0.00	0.00%(3)	$3.87	0.77%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,035.90	$0.00	0.00%(3)	$4.61	0.91%
Hypothetical
Investor Class	$1,000	$1,024.86	$0.00	0.00%(3)	$4.57	0.91%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,035.10	$0.00	0.00%(3)	$5.16	1.02%
Hypothetical
Investor Class	$1,000	$1,024.86	$0.00	0.00%(3)	$5.12	1.02%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,032.70	$0.00	0.00%(3)	$5.46	1.08%
Hypothetical
Investor Class	$1,000	$1,024.86	$0.00	0.00%(3)	$5.42	1.08%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

14

Schedule of Investments

JULY 31, 2012

	Shares	Value
One Choice Portfolio: Very Conservative
Mutual Funds(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS — 41.9%
Diversified Bond Fund Investor Class	8,344,240	$94,373,354
Inflation-Adjusted Bond Fund Investor Class	2,198,920	29,399,565
		123,772,919
DOMESTIC EQUITY FUNDS — 25.2%
Core Equity Plus Fund Investor Class	272,599	2,960,422
Equity Growth Fund Investor Class	505,103	11,869,925
Growth Fund Investor Class	272,764	7,408,280
Large Company Value Fund Investor Class	4,008,295	23,929,519
Mid Cap Value Fund Investor Class	1,188,763	14,835,757
Real Estate Fund Investor Class	251,478	5,929,861
Small Company Fund Investor Class	359,650	2,952,729
Vista Fund Investor Class(2)	262,284	4,414,245
		74,300,738
MONEY MARKET FUNDS — 22.9%
Prime Money Market Fund Investor Class	67,594,361	67,594,361
INTERNATIONAL FIXED INCOME FUNDS — 10.0%
International Bond Fund Investor Class	2,018,705	29,412,529
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $268,072,371)		295,080,547
OTHER ASSETS AND LIABILITIES†		(15,223)
TOTAL NET ASSETS — 100.0%		$295,065,324

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

	Shares	Value
One Choice Portfolio: Conservative
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.0%
Core Equity Plus Fund Investor Class	1,050,804	$11,411,736
Equity Growth Fund Investor Class	1,708,266	40,144,244
Growth Fund Investor Class	1,000,409	27,171,103
Large Company Value Fund Investor Class	10,629,310	63,456,980
Mid Cap Value Fund Investor Class	3,096,936	38,649,756
Real Estate Fund Investor Class	488,846	11,526,987
Small Company Fund Investor Class	1,031,153	8,465,767
Vista Fund Investor Class(2)	1,354,274	22,792,426
		223,618,999
DOMESTIC FIXED INCOME FUNDS — 39.0%
Diversified Bond Fund Investor Class	15,205,914	171,978,890
Inflation-Adjusted Bond Fund Investor Class	3,852,222	51,504,213
		223,483,103
INTERNATIONAL FIXED INCOME FUNDS — 8.0%
International Bond Fund Investor Class	3,136,466	45,698,312
MONEY MARKET FUNDS — 7.9%
Prime Money Market Fund Investor Class	45,447,776	45,447,776
INTERNATIONAL EQUITY FUNDS — 6.1%
International Growth Fund Investor Class	3,421,543	35,173,458
TOTAL INVESTMENT SECURITIES — 100.0%(Cost $509,695,907)		573,421,648
OTHER ASSETS AND LIABILITIES†		(70,855)
TOTAL NET ASSETS — 100.0%		$573,350,793

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

See Notes to Financial Statements.

15

	Shares	Value
One Choice Portfolio: Moderate
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 49.8%
Core Equity Plus Fund Investor Class	3,167,053	$34,394,191
Equity Growth Fund Investor Class	4,436,382	104,254,966
Growth Fund Investor Class	2,520,984	68,469,926
Large Company Value Fund Investor Class	13,928,544	83,153,405
Mid Cap Value Fund Investor Class	3,829,910	47,797,275
Real Estate Fund Investor Class	770,254	18,162,599
Small Company Fund Investor Class	2,048,800	16,820,650
Vista Fund Investor Class(2)	3,546,138	59,681,507
		432,734,519
DOMESTIC FIXED INCOME FUNDS — 28.2%
Diversified Bond Fund Investor Class	13,248,092	149,835,918
High-Yield Fund Investor Class	6,929,427	42,338,798
Inflation-Adjusted Bond Fund Investor Class	3,946,445	52,763,974
		244,938,690
INTERNATIONAL EQUITY FUNDS — 14.0%
Emerging Markets Fund Investor Class(2)	4,432,269	34,039,829
International Growth Fund Investor Class	8,552,810	87,922,890
		121,962,719
MONEY MARKET FUNDS — 5.0%
Prime Money Market Fund Investor Class	43,879,863	43,879,863
INTERNATIONAL FIXED INCOME FUNDS — 3.0%
International Bond Fund Investor Class	1,799,097	26,212,843
TOTAL INVESTMENT SECURITIES — 100.0%(Cost $756,657,834)		869,728,634
OTHER ASSETS AND LIABILITIES†		(5,200)
TOTAL NET ASSETS — 100.0%		$869,723,434

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

	Shares	Value
One Choice Portfolio: Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 59.9%
Core Equity Plus Fund Investor Class	2,368,269	$25,719,400
Equity Growth Fund Investor Class	2,426,659	57,026,477
Growth Fund Investor Class	2,989,446	81,193,362
Large Company Value Fund Investor Class	8,152,604	48,671,045
Mid Cap Value Fund Investor Class	2,178,787	27,191,264
Real Estate Fund Investor Class	500,321	11,797,560
Small Company Fund Investor Class	1,520,553	12,483,740
Vista Fund Investor Class(2)	4,456,567	75,004,019
		339,086,867
DOMESTIC FIXED INCOME FUNDS — 20.0%
Diversified Bond Fund Investor Class	4,481,127	50,681,548
High-Yield Fund Investor Class	6,549,242	40,015,868
Inflation-Adjusted Bond Fund Investor Class	1,709,460	22,855,479
		113,552,895
INTERNATIONAL EQUITY FUNDS — 19.1%
Emerging Markets Fund Investor Class(2)	4,735,309	36,367,175
International Growth Fund Investor Class	6,960,363	71,552,527
		107,919,702
MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	5,640,611	5,640,611
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $491,736,112)		566,200,075
OTHER ASSETS AND LIABILITIES†		170
TOTAL NET ASSETS — 100.0%		$566,200,245

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

See Notes to Financial Statements.

16

	Shares	Value
One Choice Portfolio: Very Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 73.0%
Core Equity Plus Fund Investor Class	855,891	$9,294,971
Equity Growth Fund Investor Class	1,071,508	25,180,442
Growth Fund Investor Class	1,262,996	34,302,962
Large Company Value Fund Investor Class	3,416,010	20,393,580
Mid Cap Value Fund Investor Class	934,024	11,656,625
Real Estate Fund Investor Class	167,031	3,938,593
Small Company Fund Investor Class	589,533	4,840,069
Vista Fund Investor Class(2)	1,862,484	31,345,600
		140,952,842
INTERNATIONAL EQUITY FUNDS — 23.0%
Emerging Markets Fund Investor Class(2)	1,877,284	14,417,540
International Growth Fund Investor Class	2,930,630	30,126,874
		44,544,414
DOMESTIC FIXED INCOME FUNDS — 3.0%
Diversified Bond Fund Investor Class	506,975	5,733,893
MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	1,961,541	1,961,541
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $163,118,052)		193,192,690
OTHER ASSETS AND LIABILITIES†		(14)
TOTAL NET ASSETS — 100.0%		$193,192,676

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

JULY 31, 2012
	Very Conservative	Conservative	Moderate
Assets
Investment securities in affiliates, at value (cost of $268,072,371, $509,695,907 and $756,657,834, respectively)	$295,080,547	$573,421,648	$869,728,634
Receivable for capital shares sold	441,576	423,004	1,067,239
Distributions receivable from affiliates	193,887	352,177	520,386
	295,716,010	574,196,829	871,316,259

Liabilities
Payable for investments purchased	346,892	642,754	921,291
Payable for capital shares redeemed	303,794	203,282	671,534
	650,686	846,036	1,592,825

Net Assets	$295,065,324	$573,350,793	$869,723,434

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	25,934,967	48,631,148	70,900,180

Net Asset Value Per Share	$11.38	$11.79	$12.27

Net Assets Consist of:
Capital (par value and paid-in surplus)	$273,362,094	$535,996,187	$827,697,018
Undistributed net investment income	225,449	378,175	566,686
Accumulated net realized loss	(5,530,395)	(26,749,310)	(71,611,070)
Net unrealized appreciation	27,008,176	63,725,741	113,070,800
	$295,065,324	$573,350,793	$869,723,434

See Notes to Financial Statements.

18

JULY 31, 2012
	Aggressive	Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $491,736,112 and $163,118,052, respectively)	$566,200,075	$193,192,690
Cash	1,000	—
Receivable for investments sold	72,287	136,934
Receivable for capital shares sold	301,421	59,006
Distributions receivable from affiliates	304,205	11,889
	566,878,988	193,400,519

Liabilities
Payable for investments purchased	304,035	11,903
Payable for capital shares redeemed	374,708	195,940
	678,743	207,843

Net Assets	$566,200,245	$193,192,676

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	44,645,286	15,302,910

Net Asset Value Per Share	$12.68	$12.62

Net Assets Consist of:
Capital (par value and paid-in surplus)	$534,110,171	$189,890,382
Undistributed net investment income	3,926,195	731,726
Accumulated net realized loss	(46,300,084)	(27,504,070)
Net unrealized appreciation	74,463,963	30,074,638
	$566,200,245	$193,192,676

See Notes to Financial Statements.

19

Statement of Operations

YEAR ENDED JULY 31, 2012
	Very Conservative	Conservative	Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$5,328,792	$11,343,592	$15,892,902

Expenses:
Directors’ fees and expenses	8,976	18,270	29,309
Other expenses	96	71	85
	9,072	18,341	29,394

Net investment income (loss)	5,319,720	11,325,251	15,863,508

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	269,149	(3,096,261)	(5,607,693)
Capital gain distributions received from underlying funds	1,411,903	3,474,107	5,568,378
	1,681,052	377,846	(39,315)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	7,877,940	17,803,269	19,611,821

Net realized and unrealized gain (loss) on affiliates	9,558,992	18,181,115	19,572,506

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,878,712	$29,506,366	$35,436,014

See Notes to Financial Statements.

20

YEAR ENDED JULY 31, 2012
	Aggressive	Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$8,726,216	$1,947,806

Expenses:
Directors’ fees and expenses	19,046	6,918
Other expenses	48	—
	19,094	6,918

Net investment income (loss)	8,707,122	1,940,888

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(5,076,844)	(2,964,698)
Capital gain distributions received from underlying funds	4,345,534	1,624,343
	(731,310)	(1,340,355)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	7,218,545	1,266,701

Net realized and unrealized gain (loss) on affiliates	6,487,235	(73,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,194,357	$1,867,234

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2012 AND JULY 31, 2011
	Very Conservative		Conservative
Increase (Decrease) in Net Assets	July 31, 2012	July 31, 2011	July 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$5,319,720	$3,814,122	$11,325,251	$8,318,059
Net realized gain (loss)	1,681,052	2,132,555	377,846	(801,932)
Change in net unrealized appreciation (depreciation)	7,877,940	7,717,853	17,803,269	33,445,395
Net increase (decrease) in net assets resulting from operations	14,878,712	13,664,530	29,506,366	40,961,522

Distributions to Shareholders
From net investment income	(5,306,603)	(3,783,399)	(11,391,973)	(8,225,768)
From net realized gains	(292,644)	—	—	—
Decrease in net assets from distributions	(5,599,247)	(3,783,399)	(11,391,973)	(8,225,768)

Capital Share Transactions
Proceeds from shares sold	161,452,080	94,829,453	184,238,222	172,785,885
Proceeds from reinvestment of distributions	5,458,005	3,705,056	11,170,239	8,052,124
Payments for shares redeemed	(87,663,900)	(60,398,749)	(106,498,484)	(73,795,552)
Net increase (decrease) in net assets from capital share transactions	79,246,185	38,135,760	88,909,977	107,042,457

Net increase (decrease) in net assets	88,525,650	48,016,891	107,024,370	139,778,211

Net Assets
Beginning of period	206,539,674	158,522,783	466,326,423	326,548,212
End of period	$295,065,324	$206,539,674	$573,350,793	$466,326,423

Undistributed net investment income	$225,449	$212,332	$378,175	$444,897

Transactions in Shares of the Funds
Sold	14,595,247	8,772,183	16,170,226	15,453,330
Issued in reinvestment of distributions	496,269	345,542	989,619	728,292
Redeemed	(7,906,303)	(5,600,260)	(9,392,591)	(6,649,688)
Net increase (decrease) in shares of the funds	7,185,213	3,517,465	7,767,254	9,531,934

See Notes to Financial Statements.

22

YEARS ENDED JULY 31, 2012 AND JULY 31, 2011
	Moderate		Aggressive
Increase (Decrease) in Net Assets	July 31, 2012	July 31, 2011	July 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$15,863,508	$13,174,010	$8,707,122	$7,212,238
Net realized gain (loss)	(39,315)	(5,272,264)	(731,310)	(3,850,305)
Change in net unrealized appreciation (depreciation)	19,611,821	91,450,334	7,218,545	75,608,596
Net increase (decrease) in net assets resulting from operations	35,436,014	99,352,080	15,194,357	78,970,529

Distributions to Shareholders
From net investment income	(15,985,077)	(13,050,284)	(8,508,465)	(6,747,826)

Capital Share Transactions
Proceeds from shares sold	200,258,292	197,207,466	126,370,581	109,117,908
Proceeds from reinvestment of distributions	15,656,891	12,771,873	8,407,270	6,666,304
Payments for shares redeemed	(169,127,714)	(127,129,405)	(98,494,515)	(85,824,926)
Net increase (decrease) in net assets from capital share transactions	46,787,469	82,849,934	36,283,336	29,959,286

Net increase (decrease) in net assets	66,238,406	169,151,730	42,969,228	102,181,989

Net Assets
Beginning of period	803,485,028	634,333,298	523,231,017	421,049,028
End of period	$869,723,434	$803,485,028	$566,200,245	$523,231,017

Undistributed net investment income	$566,686	$688,255	$3,926,195	$3,727,538

Transactions in Shares of the Funds
Sold	16,997,751	16,875,171	10,413,814	8,966,120
Issued in reinvestment of distributions	1,339,568	1,100,826	719,801	552,762
Redeemed	(14,352,413)	(10,928,387)	(8,095,066)	(7,088,849)
Net increase (decrease) in shares of the funds	3,984,906	7,047,610	3,038,549	2,430,033

See Notes to Financial Statements.

23

YEARS ENDED JULY 31, 2012 AND JULY 31, 2011
	Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$1,940,888	$1,639,996
Net realized gain (loss)	(1,340,355)	(3,125,066)
Change in net unrealized appreciation (depreciation)	1,266,701	35,450,590
Net increase (decrease) in net assets resulting from operations	1,867,234	33,965,520

Distributions to Shareholders
From net investment income	(1,927,360)	(1,593,820)

Capital Share Transactions
Proceeds from shares sold	30,540,442	47,465,390
Proceeds from reinvestment of distributions	1,889,590	1,567,813
Payments for shares redeemed	(42,291,424)	(42,076,077)
Net increase (decrease) in net assets from capital share transactions	(9,861,392)	6,957,126

Net increase (decrease) in net assets	(9,921,518)	39,328,826

Net Assets
Beginning of period	203,114,194	163,785,368
End of period	$193,192,676	$203,114,194

Undistributed net investment income	$731,726	$718,198

Transactions in Shares of the Funds
Sold	2,541,681	3,886,123
Issued in reinvestment of distributions	163,036	129,038
Redeemed	(3,499,529)	(3,485,006)
Net increase (decrease) in shares of the funds	(794,812)	530,155

See Notes to Financial Statements.

24

Notes to Financial Statements

JULY 31, 2012

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice Portfolio: Very Conservative (Very Conservative), One Choice Portfolio: Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning that substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds will assume the risks associated with their underlying funds. The funds’ investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

25

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

4. Investment Transactions

Investment transactions for the year ended July 31, 2012 were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Purchases	$113,875,138	$152,334,561	$183,646,351	$113,618,528	$25,131,706
Sales	$33,481,354	$59,946,344	$131,406,053	$72,791,171	$33,355,213

26

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the year ended July 31, 2012 follows:

	July 31, 2011					July 31, 2012
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Very Conservative
Diversified Bond Fund Investor Class	6,041,121	$33,464,796	$8,018,913	$19,593	$3,633,767	8,344,240	$94,373,354
Inflation-Adjusted Bond Fund Investor Class	1,644,028	8,316,262	1,108,325	31,411	948,432	2,198,920	29,399,565
Core Equity Plus Fund Investor Class	—	2,956,307	225,397	15,093	1,098	272,599	2,960,422
Equity Growth Fund Investor Class	467,493	6,067,118	5,135,469	240,021	162,652	505,103	11,869,925
Growth Fund Investor Class	228,796	3,391,600	2,238,272	40,384	243,410	272,764	7,408,280
Large Company Value Fund Investor Class	2,761,401	12,696,358	6,149,414	5,728	402,364	4,008,295	23,929,519
Mid Cap Value Fund Investor Class	736,240	7,820,382	2,655,785	(77,127)	816,208	1,188,763	14,835,757
Real Estate Fund Investor Class	198,109	2,409,251	1,414,835	35,653	67,078	251,478	5,929,861
Small Company Fund Investor Class	252,408	1,310,282	512,214	(3,263)	7,258	359,650	2,952,729
Vista Fund Investor Class(2)	235,678	2,230,522	1,837,104	(11,415)	—	262,284	4,414,245
Prime Money Market Fund Investor Class	47,372,238	22,643,897	2,421,774	—	5,706	67,594,361	67,594,361
International Bond Fund Investor Class	1,384,407	10,568,363	1,494,703	(26,929)	452,722	2,018,705	29,412,529
		$113,875,138	$33,212,205	$269,149	$6,740,695		$295,080,547

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)	Non-income producing.

27

	July 31, 2011					July 31, 2012
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Conservative
Core Equity Plus Fund Investor Class	—	$10,754,871	$315,032	$15,764	$4,507	1,050,804	$11,411,736
Equity Growth Fund Investor Class	1,880,738	8,896,446	13,809,144	(1,250,166)	578,753	1,708,266	40,144,244
Growth Fund Investor Class	894,126	6,796,062	4,327,978	(160,927)	944,723	1,000,409	27,171,103
Large Company Value Fund Investor Class	8,649,421	14,859,109	5,551,888	(1,271,078)	1,113,713	10,629,310	63,456,980
Mid Cap Value Fund Investor Class	2,285,733	11,283,680	1,922,278	(182,648)	2,229,561	3,096,936	38,649,756
Real Estate Fund Investor Class	441,012	1,891,355	1,032,692	(3,029)	136,921	488,846	11,526,987
Small Company Fund Investor Class	843,385	1,993,724	709,428	(135,264)	22,831	1,031,153	8,465,767
Vista Fund Investor Class(2)	1,181,374	6,625,300	4,286,187	(326,474)	—	1,354,274	22,792,426
Diversified Bond Fund Investor Class	12,934,678	43,907,608	18,746,887	121,867	6,968,992	15,205,914	171,978,890
Inflation-Adjusted Bond Fund Investor Class	3,385,240	10,887,370	4,621,130	248,821	1,722,926	3,852,222	51,504,213
International Bond Fund Investor Class	2,514,891	12,205,103	3,377,850	9,645	758,381	3,136,466	45,698,312
Prime Money Market Fund Investor Class	37,616,913	10,854,793	3,023,930	—	4,022	45,447,776	45,447,776
International Growth Fund Investor Class	2,388,907	11,379,140	1,318,181	(162,772)	332,369	3,421,543	35,173,458
		$152,334,561	$63,042,605	$(3,096,261)	$14,817,699		$573,421,648

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)	Non-income producing.

28

	July 31, 2011					July 31, 2012
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Moderate
Core Equity Plus Fund Investor Class	—	$32,069,705	$805,125	$118,631	$14,520	3,167,053	$34,394,191
Equity Growth Fund Investor Class	5,778,978	11,535,701	47,107,511	(6,476,891)	1,620,692	4,436,382	104,254,966
Growth Fund Investor Class	2,509,085	10,039,511	9,327,452	909,314	2,561,722	2,520,984	68,469,926
Large Company Value Fund Investor Class	12,840,900	7,909,696	3,058,093	(735,825)	1,529,740	13,928,544	83,153,405
Mid Cap Value Fund Investor Class	3,164,295	7,765,494	881	(125)	2,898,475	3,829,910	47,797,275
Real Estate Fund Investor Class	793,128	1,416,322	1,825,733	166,952	221,129	770,254	18,162,599
Small Company Fund Investor Class	1,929,489	1,818,594	1,322,886	(320,203)	50,030	2,048,800	16,820,650
Vista Fund Investor Class(2)	3,392,225	11,358,302	10,050,043	(562,226)	—	3,546,138	59,681,507
Diversified Bond Fund Investor Class	14,106,618	29,720,355	38,589,196	730,653	6,885,686	13,248,092	149,835,918
High-Yield Fund Investor Class	3,961,078	19,050,536	1,441,503	(101,934)	2,464,367	6,929,427	42,338,798
Inflation-Adjusted Bond Fund Investor Class	3,949,353	9,918,501	9,015,059	977,809	1,840,166	3,946,445	52,763,974
Emerging Markets Fund Investor Class(2)	3,512,383	7,925,391	1,326,860	(102,475)	—	4,432,269	34,039,829
International Growth Fund Investor Class	6,960,663	19,424,204	4,354,600	(312,682)	907,567	8,552,810	87,922,890
Prime Money Market Fund Investor Class	40,704,725	8,617,178	5,442,040	—	4,016	43,879,863	43,879,863
International Bond Fund Investor Class	1,674,984	5,076,861	3,346,764	101,309	463,170	1,799,097	26,212,843
		$183,646,351	$137,013,746	$(5,607,693)	$21,461,280		$869,728,634

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)	Non-income producing.

29

	July 31, 2011					July 31, 2012
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Aggressive
Core Equity Plus Fund Investor Class	—	$23,494,959	$97,488	$314	$10,531	2,368,269	$25,719,400
Equity Growth Fund Investor Class	3,441,314	4,342,866	30,530,077	(4,627,341)	890,746	2,426,659	57,026,477
Growth Fund Investor Class	2,913,516	8,658,767	6,653,327	449,244	2,993,546	2,989,446	81,193,362
Large Company Value Fund Investor Class	7,508,693	5,107,073	2,128,879	(547,557)	882,865	8,152,604	48,671,045
Mid Cap Value Fund Investor Class	1,773,033	4,949,864	131,773	(15,019)	1,609,028	2,178,787	27,191,264
Real Estate Fund Investor Class	510,097	843,560	1,155,873	(52,788)	142,756	500,321	11,797,560
Small Company Fund Investor Class	1,439,867	1,230,214	855,272	(223,697)	36,109	1,520,553	12,483,740
Vista Fund Investor Class(2)	4,169,480	10,660,130	7,082,876	(433,693)	—	4,456,567	75,004,019
Diversified Bond Fund Investor Class	5,303,321	9,362,265	18,045,593	455,582	2,503,630	4,481,127	50,681,548
High-Yield Fund Investor Class	4,300,034	16,476,444	3,141,173	(187,469)	2,480,383	6,549,242	40,015,868
Inflation-Adjusted Bond Fund Investor Class	1,691,490	4,746,891	4,187,773	369,303	790,065	1,709,460	22,855,479
Emerging Markets Fund Investor Class(2)	3,746,515	7,676,400	607,519	(91,199)	—	4,735,309	36,367,175
International Growth Fund Investor Class	5,660,440	13,818,857	1,285,965	(172,524)	731,602	6,960,363	71,552,527
Prime Money Market Fund Investor Class	5,354,799	2,250,238	1,964,427	—	489	5,640,611	5,640,611
		$113,618,528	$77,868,015	$(5,076,844)	$13,071,750		$566,200,075

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)	Non-income producing.

30

	July 31, 2011					July 31, 2012
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Very Aggressive
Core Equity Plus Fund Investor Class	—	$8,933,152	$476,954	$32,141	$4,067	855,891	$9,294,971
Equity Growth Fund Investor Class	1,642,050	1,060,649	15,236,195	(1,990,652)	416,194	1,071,508	25,180,442
Growth Fund Investor Class	1,382,976	1,752,089	4,690,901	253,154	1,330,646	1,262,996	34,302,962
Large Company Value Fund Investor Class	3,645,888	1,268,022	3,426,980	(873,883)	397,901	3,416,010	20,393,580
Mid Cap Value Fund Investor Class	893,015	1,470,526	1,046,298	(58,887)	764,891	934,024	11,656,625
Real Estate Fund Investor Class	196,230	361,444	795,964	212,057	53,671	167,031	3,938,593
Small Company Fund Investor Class	625,252	215,940	648,708	(141,333)	14,742	589,533	4,840,069
Vista Fund Investor Class(2)	1,975,785	2,307,633	4,454,867	(123,040)	—	1,862,484	31,345,600
Emerging Markets Fund Investor Class(2)	1,682,295	2,211,545	948,966	(117,263)	—	1,877,284	14,417,540
International Growth Fund Investor Class	2,729,654	4,017,197	2,316,707	(207,990)	322,349	2,930,630	30,126,874
Diversified Bond Fund Investor Class	566,948	1,255,331	1,875,213	50,998	267,498	506,975	5,733,893
Prime Money Market Fund Investor Class	2,085,521	278,178	402,158	—	190	1,961,541	1,961,541
		$25,131,706	$36,319,911	$(2,964,698)	$3,572,149		$193,192,690

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2)	Non-income producing.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of July 31, 2012, Moderate and Aggressive owned 40% and 30%, respectively, of the total outstanding shares of Core Equity Plus Fund. As of July 31, 2012, the funds, in aggregate, owned 97% of the total outstanding shares of Core Equity Plus Fund.

7. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

31

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 were as follows:

	Very Conservative		Conservative
	2012	2011	2012	2011
Distributions Paid From
Ordinary income	$5,533,730	$3,783,399	$11,391,973	$8,225,768
Long-term capital gains	$65,517	—	—	—

	Moderate		Aggressive
	2012	2011	2012	2011
Distributions Paid From
Ordinary income	$15,985,077	$13,050,284	$8,508,465	$6,747,826
Long-term capital gains	—	—	—	—

	Very Aggressive
	2012	2011
Distributions Paid From
Ordinary income	$1,927,360	$1,593,820
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

32

As of July 31, 2012, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Very Conservative	Conservative	Moderate
Federal tax cost of investments	$275,520,078	$530,979,872	$806,145,086
Gross tax appreciation of investments	$19,560,469	$42,441,776	$63,583,548
Gross tax depreciation of investments	—	—	—
Net tax appreciation (depreciation) of investments	$19,560,469	$42,441,776	$63,583,548
Undistributed ordinary income	$279,885	$378,175	$566,686
Accumulated long-term gains	$1,862,876	—	—
Accumulated short-term capital losses	—	$(4,146,917)	$(17,656,986)
Accumulated long-term capital losses	—	$(906,203)	$(4,466,832)
Post-October capital loss deferrals	—	$(412,225)	—

	Aggressive	Very Aggressive
Federal tax cost of investments	$524,508,971	$180,296,427
Gross tax appreciation of investments	$41,691,104	$12,896,263
Gross tax depreciation of investments	—	—
Net tax appreciation (depreciation) of investments	$41,691,104	$12,896,263
Undistributed ordinary income	$3,926,195	$731,726
Accumulated long-term gains	—	—
Accumulated short-term capital losses	$(10,548,070)	$(7,558,999)
Accumulated long-term capital losses	$(2,866,628)	$(2,431,323)
Post-October capital loss deferrals	$(112,527)	$(335,373)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

	2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
Very Conservative	—	—	—	—	—
Conservative	$(685,394)	$(3,067,145)	$(394,378)	—	$(906,203)
Moderate	$(3,239,053)	$(11,515,723)	$(2,750,775)	$(151,435)	$(4,466,832)
Aggressive	$(2,141,306)	$(5,491,772)	$(2,783,051)	$(131,941)	$(2,866,628)
Very Aggressive	$(2,321,712)	$(2,861,624)	$(2,233,776)	$(141,887)	$(2,431,323)

The loss deferrals represent certain qualified losses that the funds have elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

33

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative — Investor Class
2012	$11.02	0.24	0.37	0.61	(0.24)	(0.01)	(0.25)	$11.38	5.66%	0.00%(4)	2.14%	13%	$295,065
2011	$10.41	0.23	0.61	0.84	(0.23)	—	(0.23)	$11.02	8.16%	0.00%(4)	2.15%	17%	$206,540
2010	$9.88	0.23	0.53	0.76	(0.23)	—	(0.23)	$10.41	7.73%	0.01%	2.25%	15%	$158,523
2009	$10.36	0.30	(0.40)	(0.10)	(0.32)	(0.06)	(0.38)	$9.88	(0.87)%	0.00%(4)	3.13%	42%	$114,699
2008	$10.55	0.43	(0.12)	0.31	(0.46)	(0.04)	(0.50)	$10.36	2.91%	0.00%(4)	4.06%	17%	$84,601
One Choice Portfolio: Conservative — Investor Class
2012	$11.41	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.79	5.71%	0.00%(4)	2.24%	12%	$573,351
2011	$10.42	0.24	0.99	1.23	(0.24)	—	(0.24)	$11.41	11.90%	0.00%(4)	2.16%	10%	$466,326
2010	$9.69	0.23	0.73	0.96	(0.23)	—	(0.23)	$10.42	9.99%	0.00%(4)	2.29%	7%	$326,548
2009	$10.89	0.29	(0.98)	(0.69)	(0.31)	(0.20)	(0.51)	$9.69	(6.05)%	0.00%(4)	3.13%	40%	$252,404
2008	$11.38	0.44	(0.40)	0.04	(0.45)	(0.08)	(0.53)	$10.89	0.18%	0.00%(4)	3.85%	18%	$283,076
One Choice Portfolio: Moderate — Investor Class
2012	$12.01	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.27	4.21%	0.00%(4)	1.95%	16%	$869,723
2011	$10.60	0.21	1.41	1.62	(0.21)	—	(0.21)	$12.01	15.35%	0.00%(4)	1.80%	11%	$803,485
2010	$9.65	0.20	0.94	1.14	(0.19)	—	(0.19)	$10.60	11.90%	0.01%	1.89%	9%	$634,333
2009	$11.73	0.24	(1.70)	(1.46)	(0.26)	(0.36)	(0.62)	$9.65	(11.94)%	0.00%(4)	2.63%	32%	$542,182
2008	$12.58	0.43	(0.70)	(0.27)	(0.44)	(0.14)	(0.58)	$11.73	(2.37)%	0.00%(4)	3.44%	18%	$651,833

34

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive — Investor Class
2012	$12.58	0.20	0.10	0.30	(0.20)	—	(0.20)	$12.68	2.50%	0.00%(4)	1.65%	14%	$566,200
2011	$10.75	0.18	1.82	2.00	(0.17)	—	(0.17)	$12.58	18.67%	0.00%(4)	1.48%	11%	$523,231
2010	$9.62	0.17	1.11	1.28	(0.15)	—	(0.15)	$10.75	13.33%	0.01%	1.58%	8%	$421,049
2009	$12.62	0.20	(2.49)	(2.29)	(0.24)	(0.47)	(0.71)	$9.62	(17.28)%	0.00%(4)	2.12%	27%	$351,089
2008	$13.69	0.41	(0.90)	(0.49)	(0.40)	(0.18)	(0.58)	$12.62	(3.97)%	0.00%(4)	3.07%	17%	$426,087
One Choice Portfolio: Very Aggressive — Investor Class
2012	$12.62	0.12	—(5)	0.12	(0.12)	—	(0.12)	$12.62	1.05%	0.00%(4)	1.02%	13%	$193,193
2011	$10.52	0.11	2.09	2.20	(0.10)	—	(0.10)	$12.62	20.97%	0.00%(4)	0.87%	18%	$203,114
2010	$9.36	0.10	1.15	1.25	(0.09)	—	(0.09)	$10.52	13.39%	0.01%	0.93%	9%	$163,785
2009	$13.11	0.13	(3.17)	(3.04)	(0.14)	(0.57)	(0.71)	$9.36	(22.35)%	0.00%(4)	1.48%	23%	$146,096
2008	$14.58	0.36	(1.27)	(0.91)	(0.37)	(0.19)	(0.56)	$13.11	(6.63)%	0.00%(4)	2.53%	15%	$181,459

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(4)	Ratio was less than 0.005%.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

35

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive, and One Choice Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Corporation”) as of July 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive, and One Choice Portfolio: Very Aggressive of American Century Asset Allocation Portfolios, Inc. as of July 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 19, 2012

36

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age for an individual director may be extended with the approval of the remaining independent directors.

Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). Mr. Fink is an “interested person” because he currently serves as Executive Vice President and Chief Operating Officer of ACC.

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	66	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	66	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)	66	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager)	66	Saia, Inc. (2002 to 2012) and Entertainment Properties Trust
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	66	None

37

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	66	Euronet Worldwide Inc.; Charming Shoppes, Inc. (2006 to 2010); and DST Systems Inc. (1996 to 2012)
John R. Whitten (1946)	Director	Since 2008	Retired	66	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services)(2004 to 2010)	66	Applied Industrial Technology (2001 to 2010)

Interested Directors
Barry Fink (1955)	Director and Executive Vice President	Since 2012 (Executive Vice President since 2007)	Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007). Also serves as Manager, ACS and Director, ACC and certain ACC subsidiaries	66	None
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	108	None

38

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Director since 2012 and Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007). Also serves as Manager, ACS and Director, ACC and certain ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000	Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present). Also serves as Senior Vice President, ACS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

39

Approval of Management Agreements

At a meeting held on June 21, 2012, the Funds’ Board of Directors unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a Fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Funds;

•	the wide range of other programs and services the Advisor provides to the Funds and their shareholders on a routine and non-routine basis;

•
the investment performance of the funds, including data comparing the Funds’ performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Funds to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Funds and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including the following:

40

Nature, Extent and Quality of Services - Generally. Under the management agreements, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Funds. The Board noted that under the management agreements, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Funds

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Funds, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

41

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Funds to meet or exceed industry standards. More detailed information about the Funds’ performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreements, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Funds under the management agreements to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing the Funds, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services to the fund, and the reasonableness of the management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Funds. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

42

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Funds’ independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each Fund’s expenses to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the expenses of each Fund are reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Funds to determine breakpoints in the management fee schedule.

43

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between each Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

44

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

45

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2012.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2012 as qualified for the corporate dividends received deduction.

Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
$1,050,305	$2,972,797	$5,067,918	$4,028,023	$1,624,537

The funds hereby designate the following, or up to the maximum amount allowable, as short-term capital gain distributions for the fiscal year ended July 31, 2012.

Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
$227,127	—	—	—	—

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions for the fiscal year ended July 31, 2012.

Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
$65,517	—	—	—	—

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-76089   1209

ITEM 2.  CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)
M. Jeannine Strandjord, James A. Olson, Andrea C. Hall and Stephen E. Yates are the registrant’s designated audit committee financial experts.  They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2011:                    $120,583
FY 2012:                    $113,408

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:
FY 2011: $0 FY 2012: $0
Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):
FY 2011: $0 FY 2012: $0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2011:                    $0
FY 2012:                    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2011:                    $0
FY 2012:                    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:
FY 2011: $0 FY 2012: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):
FY 2011: $0 FY 2012: $0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee.  Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.  Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2011:                    $64,047
FY 2012:                    $71,548

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 28, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 28, 2012